Conservative Allocation Fund
FUND SUMMARY CONSERVATIVE ALLOCATION FUND
Investment Objective
The Conservative Allocation Fund seeks income, capital appreciation and relative stability of value.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  Actual expenses may be greater or less than those shown.  The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan.  If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees Conservative Allocation Fund (USD $)	Class I	Class II
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	none	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	none	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Conservative Allocation Fund		Class I	Class II
Management Fees		0.30%	0.30%
Distribution and/or Service (Rule 12b-1) Fees		none	0.25%
Other Expenses	[1]	0.01%	0.01%
Plus: Acquired Fund Fees and Expenses		0.69%	0.69%
Annual Fund Operating Expenses	[2]	0.31%	0.56%
Total Annual Fund Operating Expenses		1.00%	1.25%
[1]	Under a separate limited services agreement with the fund, the fund's investment adviser, Madison Asset Management, LLC ("Madison"), has agreed, for the period July 1, 2009 through June 30, 2011, to maintain the fund's expenses (other than brokerage commissions, Rule 12b-1 fees, acquired fund fees and extraordinary expenses) at no more than the amount of such expenses incurred by the fund for the fiscal year ended December 31, 2008. In effect, the agreement serves as a fee cap, capping fees at $11,284.
[2]	Annual fund operating expenses for Class II shares for period ended December 31, 2010 do not match the financial highlights table due to rounding.

Example:

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest  $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Conservative Allocation Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class I	102	318	552	1,225
Class II	127	397	686	1,511

The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher turnover rate may indicate higher transaction costs.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies

The fund invests primarily in shares of other registered investment companies (the “underlying funds”).  The fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by Madison Asset Management, LLC (“Madison”), the fund’s investment adviser.  Under normal circumstances, the fund’s total net assets will be allocated among various asset classes and underlying funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 35% equity investments and 65% fixed income investments.  Underlying funds in which the fund invests may include funds advised by Madison and/or its affiliates, including MEMBERS Mutual Funds as well as funds within the Madison Mosaic Funds family (the “affiliated underlying funds”).  Generally, Madison will not invest more than 75% of the fund’s net assets, at the time of purchase, in affiliated underlying funds.  Although actual allocations may vary, the fund’s current asset allocation among asset classes and underlying funds is approximately:

0-20%	money market funds;
0-80%	debt securities (e.g., bond funds and convertible bond funds);
0-20%	below-investment grade debt securities (e.g., high income funds);
0-50%	equity securities (e.g., U.S. stock funds);
0-50%	foreign securities (e.g., international stock and bond funds); and
0-20%	alternative asset classes (e.g., real estate investment trust funds, natural resources funds, precious metal funds and long/short funds).

Madison may employ multiple analytical approaches to determine the appropriate asset allocation for the fund, including:

·    Asset allocation optimization analysis.  This approach considers the covariance between asset class returns (the degree to which returns in different asset classes do or do not move together), and the fund’s aim to achieve a favorable overall risk profile for any targeted level of portfolio return.

·    Scenario analysis.  This approach analyzes historical and expected return data to model how individual asset classes and combinations of asset classes would affect the fund under different economic and market conditions.

·    Fundamental analysis.  This approach draws upon Madison’s equity and fixed income professionals to judge each asset class against current and forecasted market conditions.  Economic, industry and security level research will be utilized to develop return and risk expectations that may influence asset class selection.

In addition, Madison has established a risk management sleeve within the fund in which assets are set aside for the purpose of risk reduction when and if conditions exist that require risk reduction of equity exposure.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks

The fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs.  Thus, the fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests.  Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund.  Accordingly, the fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.  Additional risks of owning the fund are set forth below.  You could lose money as a result of your investment.

Asset Allocation Risk.  The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

Interest Rate Risk.  The fund, through the underlying funds, is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the market value of income-bearing securities.  When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.

Credit and Prepayment/Extension Risk.  The fund, through the underlying funds, is also subject to credit risk, which is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due.  There is also prepayment/extension risk, which is the chance that a rise or fall in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the underlying fund’s return.  To the extent that the underlying funds invest in non-investment grade securities (i.e., “junk” bonds), the fund is also subject to above-average credit, market and other risks.

ETF Risks.  The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index.  Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.)  Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Market Risk.  While the majority of the fund’s assets will typically be invested in underlying funds that invest primarily in debt securities, to the extent that the fund invests in underlying funds that invest in equities, the fund is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements.

Foreign Security Risk.  Investments of underlying funds that invest in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets.  The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance.  Neither the bar chart nor the table reflect charges deducted in connection with variable contracts.  If these charges were reflected, returns would be less than those shown.  The fund’s past performance is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by calling 1-800-670-3600.

The investment adviser waived 0.10% of the 0.30% annualized management fee for the period June 30, 2006 through April 30, 2008.  If the management fee had not been waived, returns for Class I shares would have been lower.

Class II shares performance prior to inception is based on the performance of the fund’s Class I shares and has been restated to take into account the Rule 12b-1 fee charged on the Class II shares.  Index returns shown do not reflect fees, expenses or taxes.  In addition to the Merrill Lynch broad based market index reflected in the chart below, a custom index is provided that reflects the fund’s asset allocation targets.

Calendar Year Total Returns for Class I Shares

Best Calendar Quarter:	2Q 2009	8.94%
Worst Calendar Quarter:	4Q 2008	-8.72%

Average Annual Total Returns For Periods Ended December 31, 2010
Average Annual Total Returns Conservative Allocation Fund	1 Year	Since Inception	Inception Date
Class I Shares	8.37%	3.33%	Jun 30, 2006
Class II Shares	8.10%	13.86%	May 1, 2009
Merrill Lynch U.S. Corporate, Government and Mortgage Index (Since Inception 6/30/2006)	6.43%	6.79%	Jun 30, 2006
Merrill Lynch U.S. Corporate, Government and Mortgage Index (Since Inception 5/1/2009)	6.43%	6.85%	May 1, 2009
Conservative Allocation Fund Custom Index (Since Inception 6/30/2006)	10.15%	5.72%	Jun 30, 2006
Conservative Allocation Fund Custom Index (Since Inception 5/1/2009)	10.15%	14.52%	May 1, 2009

Moderate Allocation Fund
FUND SUMMARY MODERATE ALLOCATION FUND
Investment Objective
The Moderate Allocation Fund seeks capital appreciation, income and moderated market risk.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  Actual expenses may be greater or less than those shown.  The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan.  If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees Moderate Allocation Fund (USD $)	Class I	Class II
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	none	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	none	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Moderate Allocation Fund		Class I	Class II
Management Fees		0.30%	0.30%
Distribution and/or Service (Rule 12b-1) Fees		none	0.25%
Other Expenses	[1]	0.01%	0.01%
Plus: Acquired Fund Fees and Expenses		0.82%	0.82%
Annual Fund Operating Expenses		0.31%	0.56%
Total Annual Fund Operating Expenses		1.13%	1.38%
[1]	Under a separate limited services agreement with the fund, the fund's investment adviser, Madison Asset Management, LLC ("Madison"), has agreed, for the period July 1, 2009 through June 30, 2011, to maintain the fund's expenses (other than brokerage commissions, Rule 12b-1 fees, acquired fund fees and extraordinary expenses) at no more than the amount of such expenses incurred by the fund for the fiscal year ended December 31, 2008. In effect, the agreement serves as a fee cap, capping fees at $31,600.

Example:

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest  $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Moderate Allocation Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class I	115	359	622	1,375
Class II	140	437	755	1,657

The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies

The fund invests primarily in shares of other registered investment companies (the “underlying funds”).  The fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by Madison Asset Management, LLC (“Madison”), the fund’s investment adviser.  Under normal circumstances, the fund’s total net assets will be allocated among various asset classes and underlying funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 60% equity investments and 40% fixed income investments.  Underlying funds in which the fund invests may include funds advised by Madison and/or its affiliates, including MEMBERS Mutual Funds as well as funds within the Madison Mosaic Funds family (the “affiliated underlying funds”). Generally, Madison will not invest more than 75% of the fund’s net assets, at the time of purchase, in affiliated underlying funds. Although actual allocations may vary, the fund’s current asset allocation among asset classes and underlying funds is approximately:

0-15%	money market funds;
0-60%	debt securities (e.g., bond funds and convertible bond funds);
0-20%	below-investment grade debt securities (e.g., high income funds);
0-80%	equity securities (e.g., U.S. stock funds);
0-60%	foreign securities (e.g., international stock and bond funds); and
0-20%	alternative asset classes (e.g., real estate investment trust funds, natural resources funds, precious metal funds and long/short funds).

Madison may employ multiple analytical approaches to determine the appropriate asset allocation for the fund, including:

·    Asset allocation optimization analysis.  This approach considers the covariance between asset class returns (the degree to which returns in different asset classes do or do not move together), and the fund’s aim to achieve a favorable overall risk profile for any targeted level of portfolio return.

·    Scenario analysis.  This approach analyzes historical and expected return data to model how individual asset classes and combinations of asset classes would affect the fund under different economic and market conditions.

·    Fundamental analysis.  This approach draws upon Madison’s equity and fixed income professionals to judge each asset class against current and forecasted market conditions.  Economic, industry and security level research will be utilized to develop return and risk expectations that may influence asset class selection.

In addition, Madison has established a risk management sleeve within the fund in which assets are set aside for the purpose of risk reduction when and if conditions exist that require risk reduction of equity exposure.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks

The fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs.  Thus, the fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests.  Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund.  Accordingly, the fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.  Additional risks of owning the fund are set forth below.  You could lose money as a result of your investment.

Asset Allocation Risk.  The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

Market Risk.  The fund, through the underlying funds, is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements.

Interest Rate Risk.  The fund, through the underlying funds, is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the market value of income-bearing securities.  When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.

ETF Risks.  The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index.  Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.)  Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Risks of Non-Investment Grade Securities/Foreign Securities/Mortgage-Backed Securities.  To the extent that the underlying funds invest in the following securities, the fund may be affected by additional risks relating to those securities:

·         non-investment grade securities;

·         foreign securities; and

·         mortgage-backed securities.

Issuers of non-investment grade securities are typically in weak financial health and their ability to pay principal and interest is uncertain.   Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets.  The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.  Mortgage-backed securities are subject to prepayment/extension risk, which is the chance that a rise or fall in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the underlying fund’s return.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance.  Neither the bar chart nor the table reflect charges deducted in connection with variable contracts.  If these charges were reflected, returns would be less than those shown.  The fund’s past performance is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by calling 1-800-670-3600.

The investment adviser waived 0.10% of the 0.30% annualized management fee for the period June 30, 2006 through April 30, 2008.  If the management fee had not been waived, returns for Class I shares would have been lower.

Class II shares performance prior to inception is based on the performance of the fund’s Class I shares and has been restated to take into account the Rule 12b-1 fee charged on the Class II shares.  Index returns shown do not reflect fees, expenses or taxes.  In addition to the S&P 500 broad based market index reflected in the chart below, a custom index is provided that reflects the fund’s asset allocation targets.

Calendar Year Total Returns for Class I Shares

Best Calendar Quarter:	2Q 2009	12.22%
Worst Calendar Quarter:	4Q 2008	-16.16%

Average Annual Total Returns For Periods Ended December 31, 2010
Average Annual Total Returns Moderate Allocation Fund	1 Year	Since Inception	Inception Date
Class I Shares	10.22%	1.63%	Jun 30, 2006
Class II Shares	9.94%	17.34%	May 1, 2009
S&P 500 Index (Since Inception 6/30/2006)	15.06%	1.89%	Jun 30, 2006
S&P 500 Index (Since Inception 5/1/2009)	15.06%	27.07%	May 1, 2009
Moderate Allocation Fund Custom Index (Since Inception 6/30/2006)	11.97%	4.73%	Jun 30, 2006
Moderate Allocation Fund Custom Index (Since Inception 5/1/2009)	11.97%	20.16%	May 1, 2009

Aggressive Allocation Fund
FUND SUMMARY AGGRESSIVE ALLOCATION FUND
Investment Objective
The Aggressive Allocation Fund seeks capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  Actual expenses may be greater or less than those shown.  The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan.  If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees Aggressive Allocation Fund (USD $)	Class I	Class II
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	none	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	none	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aggressive Allocation Fund		Class I	Class II
Management Fees		0.30%	0.30%
Distribution and/or Service (Rule 12b-1) Fees		none	0.25%
Other Expenses	[1]	0.01%	0.01%
Plus: Acquired Fund Fees and Expenses		0.96%	0.96%
Annual Fund Operating Expenses		0.31%	0.56%
Total Annual Fund Operating Expenses		1.27%	1.52%
[1]	Under a separate limited services agreement with the fund, the fund's investment adviser, Madison Asset Management, LLC ("Madison"), has agreed, for the period July 1, 2009 through June 30, 2011, to maintain the fund's expenses (other than brokerage commissions, Rule 12b-1 fees, acquired fund fees and extraordinary expenses) at no more than the amount of such expenses incurred by the fund for the fiscal year ended December 31, 2008. In effect, the agreement serves as a fee cap, capping fees at $11,456.

Example:

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest  $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Aggressive Allocation Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class I	129	403	697	1,534
Class II	155	480	829	1,813

The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies

The fund invests primarily in shares of other registered investment companies (the “underlying funds”).  The fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by Madison Asset Management, LLC (“Madison”), the fund’s investment adviser.  Under normal circumstances, the fund’s total net assets will be allocated among various asset classes and underlying funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 85% equity investments and 15% fixed income investments.  Underlying funds in which the fund invests may include funds advised by Madison and/or its affiliates including MEMBERS Mutual Funds as well as funds within the Madison Mosaic Funds family (the “affiliated underlying funds”). Generally, Madison will not invest more than 75% of the fund’s net assets, at the time of purchase, in affiliated underlying funds. Although actual allocations may vary, the fund’s current asset allocation among asset classes and underlying funds is approximately:

0-10%	money market funds;
0-30%	debt securities, all of which could be in below investment grade debt securities (e.g., bond funds, convertible bond funds and high income funds);
0-90%	equity securities (e.g., U.S. stock funds);
0-70%	foreign securities (e.g., international stock and bond funds); and
0-20%	alternative asset classes (e.g., real estate investment trust funds, natural resources funds, precious metal funds and long/short funds).

Madison may employ multiple analytical approaches to determine the appropriate asset allocation for the fund, including:

·    Asset allocation optimization analysis.  This approach considers the covariance between asset class returns (the degree to which returns in different asset classes do or do not move together), and the fund’s aim to achieve a favorable overall risk profile for any targeted level of portfolio return.

·    Scenario analysis.  This approach analyzes historical and expected return data to model how individual asset classes and combinations of asset classes would affect the fund under different economic and market conditions.

·    Fundamental analysis.  This approach draws upon Madison’s equity and fixed income professionals to judge each asset class against current and forecasted market conditions.  Economic, industry and security level research will be utilized to develop return and risk expectations that may influence asset class selection.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks

The fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs.  Thus, the fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests.  Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund.  Accordingly, the fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.  Additional risks of owning the fund are set forth below.  You could lose money as a result of your investment.

Asset Allocation Risk.  The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

Market Risk.  The fund, through the underlying funds, is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements.  Certain of the underlying funds may invest in the equity securities of smaller companies, which may fluctuate more in value and be more thinly traded than the general market.

Interest Rate Risk.  To the extent that the fund invests in underlying funds that invest in debt securities, the fund will be subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the market value of income-bearing securities.  When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.

ETF Risks.  The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index.  Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.)  Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Risks of Non-Investment Grade Securities/Foreign Securities.  To the extent that the underlying funds invest in the following securities, the fund may be affected by additional risks relating to those securities:

·         non-investment grade securities; and

·         foreign securities.

Issuers of non-investment grade securities are typically in weak financial health and their ability to pay principal and interest is uncertain.  Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets.  The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance.  Neither the bar chart nor the table reflect charges deducted in connection with variable contracts.  If these charges were reflected, returns would be less than those shown.  The fund’s past performance is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by calling 1-800-670-3600.

The investment adviser waived 0.10% of the 0.30% annualized management fee for the period June 30, 2006 through April 30, 2008.  If the management fee had not been waived, returns for Class I shares would have been lower.

Class II shares performance prior to inception is based on the performance of the fund’s Class I shares and has been restated to take into account the Rule 12b-1 fee charged on the Class II shares.  Index returns shown do not reflect fees, expenses or taxes.   In addition to the S&P 500 broad based market index reflected in the chart below, a custom index is provided that reflects the fund’s asset allocation targets.

Calendar Year Total Returns for Class I Shares

Best Calendar Quarter:	2Q 2009	17.13%
Worst Calendar Quarter:	4Q 2008	-23.84%

Average Annual Total Returns For Periods Ended December 31, 2010
Average Annual Total Returns Aggressive Allocation Fund	1 Year	Since Inception	Inception Date
Class I Shares	11.15%	0.32%	Jun 30, 2006
Class II Shares	10.87%	21.62%	May 1, 2009
S&P 500 Index (Since Inception 6/30/2006)	15.06%	1.89%	Jun 30, 2006
S&P 500 Index (Since Inception 5/1/2009)	15.06%	27.07%	May 1, 2009
Aggressive Allocation Fund Custom Index (Since Inception 6/30/2006)	13.09%	3.53%	Jun 30, 2006
Aggressive Allocation Fund Custom Index (Since Inception 5/1/2009)	13.09%	25.89%	May 1, 2009

Money Market Fund
FUND SUMMARY MONEY MARKET FUND
Investment Objective
The Money Market Fund seeks high current income from money market instruments consistent with the preservation of capital and liquidity.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  Actual expenses may be greater or less than those shown.  The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan.  If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees Money Market Fund (USD $)	Class I	Class II
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	none	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	none	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Money Market Fund		Class I	Class II
Management Fees		0.45%	0.45%
Distribution and/or Service (Rule 12b-1) Fees		none	0.25%
Other Expenses	[1]	0.03%	0.03%
Total Annual Fund Operating Expenses	[2][3]	0.48%	0.73%
[1]	Under a separate limited services agreement with the fund, the fund's investment adviser, Madison Asset Management, LLC ("Madison"), has agreed, for the period July 1, 2009 through June 30, 2011, to maintain the fund's expenses (other than brokerage commissions, Rule 12b-1 fees, acquired fund fees and extraordinary expenses) at no more than the amount of such expenses incurred by the fund for the fiscal year ended December 31, 2008. In effect, the agreement serves as a fee cap, capping fees at $18,783.
[2]	Madison and the fund's distributor, Mosaic Funds Distributor, LLC ("MFD"), may waive fees and reimburse fund expenses, including management and 12b-1 fees, to the extent necessary to prevent a negative yield for Class I and Class II shares of the fund. Madison and/or MFD may modify or discontinue any voluntary waiver/reimbursement at any time. There is no guarantee that Class I or Class II shares of the fund will be able to avoid a negative yield.
[3]	Total annual fund operating expenses for Class I shares for period ended December 31, 2010 do not match the financial highlights table due to rounding.

Example:

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest  $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Money Market Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class I	49	154	269	604
Class II	75	233	406	906

The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher
Principal Investment Strategies

The fund invests exclusively in U.S. dollar-denominated money market securities maturing in thirteen months or less from the date of purchase.  These securities will be obligations of the U.S. Government and its agencies and instrumentalities, but may also include securities issued by U.S. and foreign financial institutions, corporations, municipalities, foreign governments, and multi-national organizations, such as the World Bank.  Under normal market conditions, the fund will maintain at least 80% of its assets in these securities.  At least 95% of the fund’s assets must be rated in the highest short-term category (or its unrated equivalent), and 100% of the fund’s assets must be invested in securities rated in the two highest rating categories.

The fund may invest in U.S. dollar-denominated foreign money market securities, although no more than 25% of the fund’s assets may be invested in these securities unless they are backed by a U.S. parent financial institution.  In addition, the fund may enter into repurchase agreements, engage in short-term trading and purchase securities on a when-issued or forward commitment basis. The fund maintains a dollar-weighted average portfolio maturity of 60 days or less.

To the extent permitted by law and available in the market, the fund may invest in mortgage-backed and asset-backed securities, including those representing pools of mortgage, commercial, or consumer loans originated by credit unions or other financial institutions.

Principal Risks

As with any money market fund, the yield paid by the fund will vary with changes in interest rates.  Generally, if interest rates rise, the market value of income bearing securities will decline.

Due to a number of market influences, yields on short-term U.S. Treasury debt instruments are currently near historical lows.  As a result, yields on the fund are currently at very low levels.  Should net yields (i.e., gross yields minus fund expenses) on the fund appear likely to fall below zero, causing your account value to drop in value, the fund’s adviser and distributor have agreed to waive fees and reimburse fund expenses to the extent necessary to prevent that from happening.  Any such waiver or reimbursement would be voluntary and could be discontinued at any time.  There is no guarantee that the fund will be able to avoid a negative yield.

During unusual periods of credit market illiquidity, it is possible that the fund’s holdings of commercial paper could be subject to principal loss in the event the fund needs to raise cash to meet redemptions.

An investment in the fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the fund attempts to maintain a stable price of  $1.00 per share, there is no assurance that it will be able to do so and it is possible to lose money by investing in the fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance.  Neither the bar chart nor the table reflect charges deducted in connection with variable contracts.  If these charges were reflected, returns would be less than those shown.  The fund’s past performance is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by calling 1-800-670-3600.

The investment adviser waived a portion of its management fee for the period January 12, 2009 through December 31, 2010.  If the management fee had not been waived, returns for Class I and Class II shares would have been lower.  In addition, the distributor waived all or a portion of its distribution fee for the periods May 1, 2009 through December 31, 2010.  If the distribution fee was not waived, returns for Class II shares would have been lower.

Class II shares performance prior to inception is based on the performance of the fund’s Class I shares and has been restated to take into account the Rule 12b-1 fee charged on the Class II shares.  The 90-day U.S. Treasury Bill does not reflect fees, expenses or taxes.

Calendar Year Total Returns for Class I Shares

Best Calendar Quarter:	1Q 2001	1.32%
Worst Calendar Quarter:	All quarters in 2009 and 2010	0.00%

Average Annual Total Returns For Periods Ended December 31, 2010
Average Annual Total Returns Money Market Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I Shares	none	2.18%	2.06%
Class II Shares	none	2.01%	1.85%	none	May 1, 2009
90-Day U.S. Treasury Bill	0.13%	2.30%	2.26%	0.14%	May 1, 2009

Bond Fund
FUND SUMMARY BOND FUND
Investment Objective
The Bond Fund seeks to generate a high level of current income, consistent with the prudent limitation of investment risk.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  Actual expenses may be greater or less than those shown.  The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan.  If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees Bond Fund (USD $)	Class I	Class II
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	none	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	none	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Bond Fund		Class I	Class II
Management Fees		0.55%	0.55%
Distribution and/or Service (Rule 12b-1) Fees		none	0.25%
Other Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses		0.56%	0.81%
[1]	Under a separate limited services agreement with the fund, the fund's investment adviser, Madison Asset Management, LLC ("Madison"), has agreed, for the period July 1, 2009 through June 30, 2011, to maintain the fund's expenses (other than brokerage commissions, Rule 12b-1 fees, acquired fund fees and extraordinary expenses) at no more than the amount of such expenses incurred by the fund for the fiscal year ended December 31, 2008. In effect, the agreement serves as a fee cap, capping fees at $73,318.

Example:

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest  $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Bond Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class I	57	179	313	701
Class II	83	259	450	1,002

The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 2% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the fund invests at least 80% of its assets in bonds.  To keep current income relatively stable and to limit share price volatility, the fund emphasizes investment grade securities and maintains an intermediate (typically 3-6 year) average portfolio duration.  Duration is a measure of a security’s price sensitivity to changes in interest rates.  The fund also strives to minimize risk in the portfolio by making strategic decisions relating to credit risk and yield curve outlook. The fund may invest in the following instruments:

·   Corporate debt securities:  securities issued by domestic and foreign corporations which have a rating within the four highest categories and, to a limited extent (up to 20% of its assets), in securities not rated within the four highest categories;

·   U.S. Government debt securities:  securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

·   Foreign government debt securities:  securities issued or guaranteed by a foreign government or its agencies or instrumentalities, payable in U.S. dollars, which have a rating within the four highest categories;

·   Non-rated debt securities:  securities issued or guaranteed by corporations, financial institutions, and others which, although not rated by a national rating service, are considered by Madison Asset Management, LLC (“Madison”), the fund’s investment adviser, to have an investment quality equivalent to one of the four highest categories; and

·   Asset-backed, mortgage-backed and commercial mortgage-backed securities:  securities issued or guaranteed by special purpose corporations and financial institutions which represent direct or indirect participation in, or are collateralized by, an underlying pool of assets.  The types of assets that can be “securitized” include residential or commercial mortgages, credit card receivables, automobile loans, and other assets.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks

Several factors may affect the market price and yield of the fund’s securities, including investor demand and domestic and worldwide economic conditions.  The specific risks of owning the fund are set forth below.  You could lose money as a result of your investment.

Interest Rate Risk.  As with most income funds, the fund is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the market value of income bearing securities.

Liquidity Risk.  The fund is also subject to liquidity risk, which means there may be little or no trading activity for the debt securities in which the fund invests, and that may make it difficult for the fund to value accurately and/or sell those securities.  In addition, liquid debt securities in which the fund invests are subject to the risk that during certain periods their liquidity will shrink or disappear suddenly and without warning as a result of adverse economic, regulatory or market conditions, or adverse investor perceptions.  If the fund experiences rapid, large redemptions during a period in which a substantial portion of its debt securities are illiquid, the fund may be forced to sell those securities at a discount, which could result in significant fund and shareholder losses.

Credit Risk.  The fund is subject to credit risk, which is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due.  The ability of the fund to realize interest under repurchase agreements and pursuant to loans of the fund’s securities is dependent on the ability of the seller or borrower, as the case may be, to perform its obligation to the fund.

Prepayment/Extension Risk.  The fund is subject to prepayment/extension risk, which is the chance that a fall/rise in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the fund’s return.

Non-Investment Grade Security Risk.  To the extent that the fund invests in non-investment grade securities, the fund is also subject to above-average credit, market and other risks.  Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain.  Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance.  Neither the bar chart nor the table reflect charges deducted in connection with variable contracts.  If these charges were reflected, returns would be less than those shown.  The fund’s past performance is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by calling 1-800-670-3600.

Class II shares performance prior to inception is based on the performance of the fund’s Class I shares and has been restated to take into account the Rule 12b-1 fee charged on the Class II shares.  Index returns shown do not reflect fees, expenses or taxes.

Calendar Year Total Returns for Class I Shares

Best Calendar Quarter:	3Q 2001	4.77%
Worst Calendar Quarter:	2Q 2004	-2.55%

Average Annual Total Returns For Periods Ended December 31, 2010
Average Annual Total Returns Bond Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I Shares	5.92%	4.86%	4.99%
Class II Shares	5.66%	4.60%	4.73%	6.74%	May 1, 2009
Merrill Lynch U.S. Corporate, Government and Mortgage Index	6.43%	5.87%	5.89%	6.85%	May 1, 2009

High Income Fund
FUND SUMMARY HIGH INCOME FUND
Investment Objective
The High Income Fundseeks high current income. The fund also seeks capital appreciation, but only when consistent with its primary goal.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  Actual expenses may be greater or less than those shown.  The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan.  If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees High Income Fund (USD $)	Class I	Class II
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	none	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	none	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses High Income Fund		Class I	Class II
Management Fees		0.75%	0.75%
Distribution and/or Service (Rule 12b-1) Fees		none	0.25%
Other Expenses	[1]	0.02%	0.02%
Total Annual Fund Operating Expenses	[2]	0.77%	1.02%
[1]	Under a separate limited services agreement with the fund, the fund's investment adviser, Madison Asset Management, LLC ("Madison"), has agreed, for the period July 1, 2009 through June 30, 2011, to maintain the fund's expenses (other than brokerage commissions, Rule 12b-1 fees, acquired fund fees and extraordinary expenses) at no more than the amount of such expenses incurred by the fund for the fiscal year ended December 31, 2008. In effect, the agreement serves as a fee cap, capping fees at $14,749.
[2]	Total annual fund operating expenses for Class II shares for period ended December 31, 2010 do not match the financial highlights table due to rounding.

Example:

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest  $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example High Income Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class I	79	246	428	954
Class II	104	325	563	1,248

The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).   A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 53% of the average value of its portfolio.

Principal Investment Strategies

The fund invests primarily in lower-rated, higher-yielding income bearing securities, such as “junk” bonds.  Because the performance of these securities has historically been strongly influenced by economic conditions, the fund may rotate securities selection by business sector according to the economic outlook.  Under normal market conditions, the fund invests at least 80% of its assets in bonds rated lower than investment grade (BBB/Baa) and their unrated equivalents or other high-yielding securities.  Types of bonds and other securities include, but are not limited to, domestic and foreign corporate bonds, debentures, notes, convertible securities, preferred stocks, municipal obligations and government obligations.  The fund may invest in mortgage-backed securities, credit default swaps, total return swaps and bank loans to high yield corporate issuers.  Up to 25% of the fund’s assets may be invested in the securities of issuers in any one industry.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks

The specific risks of owning the fund are set forth below.  You could lose money as a result of your investment.

Interest Rate/Credit Risks.  The fund is subject to above-average interest rate and credit risks, which are risks that the value of your investment will fluctuate in response to changes in interest rates or an issuer will not honor a financial obligation.  Investors should expect greater fluctuations in share price, yield and total return compared to bond funds holding bonds and other income bearing securities with higher credit ratings and/or shorter maturities.  These fluctuations, whether positive or negative, may be sharp and unanticipated.

Liquidity Risk.  The fund is also subject to liquidity risk, which means there may be little or no trading activity for the debt securities in which the fund invests, and that may make it difficult for the fund to value accurately and/or sell those securities.  In addition, liquid debt securities in which the fund invests are subject to the risk that during certain periods their liquidity will shrink or disappear suddenly and without warning as a result of adverse economic, regulatory or market conditions, or adverse investor perceptions.  If the fund experiences rapid, large redemptions during a period in which a substantial portion of its debt securities are illiquid, the fund may be forced to sell those securities at a discount, which could result in significant fund and shareholder losses.

Non-Investment Grade Security Risk.  Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain.  Compared to issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.  “Junk” bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.

Foreign Security Risk.  Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Bank Loan Risk.  The fund may invest in bank loans to below-investment grade rated corporate issuers via loan participations and assignments.  The purchase of bank loans involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender.

Credit Default and Total Return Swap Risk.  The fund may also invest in credit default and total return swaps.  In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.  Certain categories of swap agreements often have terms of greater than seven days and may be considered illiquid.  Moreover, the fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter- party.  The swaps market is a relatively new market and is largely unregulated.  It is possible that developments in the swaps market, including potential government regulation, could adversely affect the fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Prepayment/Extension Risk.  The fund may also invest in mortgage-backed securities that are subject to prepayment/extension risks, which is the chance that a fall/rise in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the fund’s return.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance.  Neither the bar chart nor the table reflect charges deducted in connection with variable contracts.  If these charges were reflected, returns would be less than those shown.  The fund’s past performance is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by calling 1-800-670-3600.

Class II shares performance prior to inception is based on the performance of the fund’s Class I shares and has been restated to take into account the Rule 12b-1 fee charged on the Class II shares.  Index returns shown do not reflect fees, expenses or taxes.  For periods shown prior to February 28, 2005 in the chart below, the fund returns reflect the fund’s performance under the management of the previous subadviser, which was replaced by Shenkman Capital Management, Inc. effective February 28, 2005.

Calendar Year Total Returns for Class I Shares

Best Calendar Quarter:	3Q 2009	9.51%
Worst Calendar Quarter:	4Q 2008	-10.47%

Average Annual Total Returns For Periods Ended December 31, 2010
Average Annual Total Returns High Income Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I Shares	11.73%	7.37%	7.24%	none
Class II Shares	11.45%	7.10%	6.98%	17.50%	May 1, 2009
Merrill Lynch U.S. High Yield Master II Constrained Index	15.07%	8.83%	8.75%	29.93%	May 1, 2009

Diversified Income Fund
FUND SUMMARY DIVERSIFIED INCOME FUND
Investment Objective
The Diversified Income Fund seeks a high total return through the combination of income and capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  Actual expenses may be greater or less than those shown.  The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan.  If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees Diversified Income Fund (USD $)	Class I	Class II
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	none	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	none	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Diversified Income Fund		Class I	Class II
Management Fees		0.70%	0.70%
Distribution and/or Service (Rule 12b-1) Fees		none	0.25%
Other Expenses	[1]	0.02%	0.02%
Total Annual Fund Operating Expenses		0.72%	0.97%
[1]	Under a separate limited services agreement with the fund, the fund's investment adviser, Madison Asset Management, LLC ("Madison"), has agreed, for the period July 1, 2009 through June 30, 2011, to maintain the fund's expenses (other than brokerage commissions, Rule 12b-1 fees, acquired fund fees and extraordinary expenses) at no more than the amount of such expenses incurred by the fund for the fiscal year ended December 31, 2008. In effect, the agreement serves as a fee cap, capping fees at $71,315.

Example:

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest  $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Diversified Income Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class I	74	230	401	894
Class II	99	309	536	1,190

The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs.    These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

The fund seeks income by investing in a broadly diversified array of securities including bonds, common stocks, real estate securities, foreign market bonds and stocks and money market instruments.  Bonds, stock and cash components will vary, reflecting the portfolio managers’ judgments of the relative availability of attractively yielding and priced stocks and bonds.  Generally, however, bonds (including investment grade, high yield and mortgage- or asset-backed) will constitute up to 80% of the fund’s assets, stocks (common, preferred and convertible bonds) will constitute up to 70% of the fund’s assets, real estate securities will constitute up to 25% of the fund’s assets, foreign (including emerging market) stocks and bonds will constitute up to 25% of the fund’s assets and money market instruments may constitute up to 25% of the fund’s assets.  Although the fund is permitted to invest up to 80% of its assets in lower credit quality bonds, under normal circumstances, the fund intends to limit the investment in lower credit quality bonds to less than 50% of the fund’s assets.  The balance between the two strategies of the fund—i.e., fixed income investing and equity investing—is determined after reviewing the risks associated with each type of investment, with the goal of meaningful risk reduction as market conditions demand.

The fund may also invest in exchange traded funds (“ETFs”) that are registered investment companies and may also write (sell) covered call options, when deemed appropriate by the portfolio managers, in order to generate additional income through the collection of option premiums.

The fund typically sells a stock when the fundamental expectations for producing competitive yields at an acceptable level of price risk no longer apply, the price exceeds its intrinsic value or other stocks appear more attractive.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks

As with any fund that invests in stocks, bonds, real estate investment trusts and foreign securities, the fund is subject to market, interest rate and foreign market risks.  To the extent that it invests in non-investment grade securities and mortgage-backed securities, the fund may be affected by additional risks relating to these securities.  Additional risks of owning the fund are set forth below.  You could lose money as a result of your investment.

Market Risk.  The fund is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements.

Interest Rate Risk.  The fund is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the market value of income-bearing securities.  When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.

Foreign Security Risk.  Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Non-Investment Grade Security Risk.  Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain.  Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.  “Junk” bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.

Mortgage-Backed Security Risk.  Mortgage-backed securities are subject to prepayment/extension risk, which is the chance that a rise or fall in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the underlying fund’s return.

Option Risk.  As the writer of a covered call option, the fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. The writer of an option also has no control over the time when it may be required to fulfill its obligation as a writer of the option.  Once an option writer has received an exercise notice, it may not be able to effect a closing purchase transaction in order to terminate its obligation under the option and must then deliver the underlying security at the exercise price. There can be no assurance that a liquid market will exist when the fund seeks to close out an option position.  If the fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance.  Neither the bar chart nor the table reflect charges deducted in connection with variable contracts.  If these charges were reflected, returns would be less than those shown.  The fund’s past performance is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by calling 1-800-670-3600.

Class II shares performance prior to inception is based on the performance of the fund’s Class I shares and has been restated to take into account the Rule 12b-1 fee charged on the Class II shares.  Index returns shown do not reflect fees, expenses or taxes.  For the periods shown prior to May 1, 2007 in the chart below, the fund returns reflect the fund’s performance prior to the change in investment strategy from the Balanced Fund to the Diversified Income Fund.

Calendar Year Total Returns for Class I Shares

Best Calendar Quarter:	2Q 2003	9.98%
Worst Calendar Quarter:	3Q 2002	-8.46%

Average Annual Total Returns For Periods Ended December 31, 2010
Average Annual Total Returns Diversified Income Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I Shares	12.04%	3.95%	3.23%
Class II Shares	11.77%	3.69%	2.97%	15.86%	May 1, 2009
Merrill Lynch U.S. Corporate, Government and Mortgage Index	6.43%	5.87%	5.89%	6.85%	May 1, 2009
Russell 1000® Index	16.10%	2.59%	1.83%	28.07%	May 1, 2009

Equity Income Fund
FUND SUMMARY EQUITY INCOME FUND
Investment Objective
The Equity Income Fund seeks to provide consistent total return and, secondarily, to provide a high level of income and gains from option premiums.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  Actual expenses may be greater or less than those shown.  The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan.  If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees Equity Income Fund (USD $)	Class I	Class II
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	none	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	none	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Equity Income Fund		Class I	Class II
Management Fees		0.90%	0.90%
Distribution and/or Service (Rule 12b-1) Fees		none	0.25%
Other Expenses		0.02%	0.02%
Total Annual Fund Operating Expenses	[1]	0.92%	1.17%
[1]	Total annual fund operating expenses for Class I shares for period ended December 31, 2010 do not match the financial highlights table due to rounding.

Example:

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest  $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Equity Income Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class I	94	294	510	1,132
Class II	119	372	644	1,422

The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  From the fund’s inception date of April 30, 2010 through the most recent fiscal year end, the portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies

The fund invests, under normal conditions, primarily in common stocks of large- and mid-capitalization issuers that are, in the view of the fund’s investment adviser, selling at a reasonable price in relation to their long-term earnings growth rates.

Under normal market conditions, the fund will seek to generate current earnings from option premiums by writing (selling) covered call options on a substantial portion of its portfolio securities.  The fund seeks to produce a high level of current income and current gains generated from option writing premiums and, to a lesser extent, from dividends.  Under normal market conditions, the fund will invest at least 80% of its total assets in common stocks, with at least 65% of this amount invested in common stocks of large capitalization issuers that met the fund’s selection criteria.  The fund may invest the remainder of its common stock investments in companies that meet the fund’s selection criteria but whose market capitalization is considered to be middle sized or “mid-cap” (generally, stocks with a market capitalization similar to those companies in the Russell Midcap® Index).  The fund’s investment adviser will allocate the fund’s assets among stocks in sectors of the economy based upon the investment adviser’s views on forward earnings growth rates, adjusted to reflect the investment adviser’s views on economic and market conditions and sector risk factors.

The fund will employ an option strategy of writing covered call options on a substantial portion of the common stocks in its portfolio.  The extent of option writing activity will depend upon market conditions and the investment adviser’s ongoing assessment of the attractiveness of writing call options on the fund’s stock holdings. In addition to providing income, covered call writing helps to reduce the volatility (and risk profile) of the fund by providing downside protection.  Due to the nature of this fund, when options are exercised and stocks are called away, the fund will see its cash position materially increase.

In addition to its covered call strategy, the fund may, to a lesser extent (not more than 20% of its total assets), pursue an option strategy that includes the writing of both put options and call options on certain of the common stocks in the fund’s portfolio.  To seek to offset some of the risk of a larger potential decline in the event the overall stock market has a sizable short-term or intermediate-term decline, the fund may, to a limited extent (not more than 2% of its total assets) purchase put options on broad-based securities indices (such as the S&P 500, S&P MidCap 400 or other indices deemed suitable) or certain exchange traded funds (“ETFs”) that trade like common stocks but represent such market indices.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks

The specific risks of owning the fund are set forth below.  You could lose money as a result of your investment.

Investment Risk.  An investment in the fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.  An investment in the fund represents an indirect investment in the securities owned by the fund, a majority of which are traded on a national securities exchange or in the over-the-counter markets.  The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably.  Your investment at any point in time may be worth less than your original investment, even after taking into account the reinvestment of fund distributions.

Equity Risk.  Substantially all of the fund’s assets will be invested in common stocks and (to a lesser extent) preferred equity securities, and therefore a principal risk of investing in the fund is equity risk.  Equity risk is the risk that securities held by the fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the fund participate, and the particular circumstances and performance of particular companies whose securities the fund holds.  In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Option Risk.  There are several risks associated with transactions in options on securities, as follows:

 There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives.

  As the writer of a covered call option, the fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline.
  The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option.  Once an option writer has received an exercise notice, it may not be able to effect a closing purchase transaction in order to terminate its obligation under the option and must then deliver the underlying security at the exercise price.
  There can be no assurance that a liquid market will exist when the fund seeks to close out an option position.  If the fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.
  The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.
  The value of call options will be affected by changes in the value and dividend rates of the underlying common stocks, an increase in interest rates, changes in the actual or perceived volatility of the stock market and the underlying common stocks and the remaining time to the options’ expiration.  Additionally, the exercise price of an option may be adjusted downward before the option’s expiration as a result of the occurrence of events affecting the underlying equity security.  A reduction in the exercise price of an option would reduce the fund’s capital appreciation potential on the underlying security.
  When the fund writes covered put options, it bears the risk of loss if the value of the underlying stock declines below the exercise price.  If the option is exercised, the fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise.  Also, while the fund’s potential gain in writing a covered put option is limited to the interest earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the fund risks a loss equal to the entire value of the stock.
  If a put option purchased by the fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price, the fund will lose its entire investment in the option.

The fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded.  The number of options which the fund may write or purchase may be affected by options written or purchased by other clients of the fund’s investment adviser or its affiliates.

Tax Risk.  The fund will generate taxable income and therefore is subject to tax risk.  In addition to option premium income, most or all of the gains from the sale of the underlying securities held by the fund on which options are written may be short-term capital gains taxed at ordinary income rates in any particular year.  Because the fund does not have control over the exercise of the call options it writes, such exercises or other required sales of the underlying stocks may force the fund to realize capital gains or losses at inopportune times.  The fund’s transactions in options are subject to special and complex U.S. federal income tax provisions that may, among other things, (i) treat dividends that would otherwise constitute qualified dividend income as non-qualified dividend income, (ii) treat dividends that would otherwise be eligible for the corporate dividends-received deduction as ineligible for such treatment, (iii) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (iv) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (v) convert an ordinary loss or deduction into a capital loss (the deductibility of which is more limited), and (vi) cause the fund to recognize income or gain without a corresponding receipt of cash.

Mid-Cap Company Risk.  The fund’s investments in mid-capitalization companies may entail greater risks than investments in larger, more established companies.  Mid-capitalization companies tend to have narrower product lines, fewer financial resources and a more limited trading market for their securities, as compared to larger companies.  They may also experience greater price volatility than securities of larger capitalization companies because growth prospects for these companies may be less certain and the market for such securities may be smaller.  Some growth-oriented companies may not have established financial histories; often have limited product lines, markets or financial resources; may depend on a few key personnel for management; and may be susceptible to losses and risks of bankruptcy.

Active Trading Risk.  Because the fund may engage in active and frequent trading of portfolio securities to achieve the fund’s investment objective, the fund may have increased costs, which can lower the actual return of the fund.  Active trading may also increase short-term gains and losses, which may affect taxes that must be paid.

Concentration Risk.  To the extent that the fund makes substantial investments in a single sector, the fund will be more susceptible to adverse economic or regulatory occurrences affecting those sectors.

Performance -- Performance information is not provided because the fund is new.

Large Cap Value Fund
FUND SUMMARY LARGE CAP VALUE FUND
Investment Objective
The Large Cap Value Fund seeks long-term capital growth, with income as a secondary consideration.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  Actual expenses may be greater or less than those shown.    The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan.  If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees Large Cap Value Fund (USD $)	Class I	Class II
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	none	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	none	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Large Cap Value Fund		Class I	Class II
Management Fees		0.60%	0.60%
Distribution and/or Service (Rule 12b-1) Fees		none	0.25%
Other Expenses	[1]	0.02%	0.02%
Total Annual Fund Operating Expenses		0.62%	0.87%
[1]	Under a separate limited services agreement with the fund, the fund's investment adviser, Madison Asset Management, LLC ("Madison"), has agreed, for the period July 1, 2009 through June 30, 2011, to maintain the fund's expenses (other than brokerage commissions, Rule 12b-1 fees, acquired fund fees and extraordinary expenses) at no more than the amount of such expenses incurred by the fund for the fiscal year ended December 31, 2008. In effect, the agreement serves as a fee cap, capping fees at $120,439.

Example:

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest  $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Large Cap Value Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class I	63	199	346	774
Class II	89	278	482	1,073

The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 63% of the average value of its portfolio.

Principal Investment Strategies

The fund will, under normal market conditions, maintain at least 80% of its assets in large cap stocks (generally, stocks with a market capitalization of the companies represented in the Russell 1000® Value Index).  The fund follows what is known as a “value” approach, which generally means that the manager seeks to invest in stocks at prices below their perceived intrinsic value as estimated based on fundamental analysis of the issuing company and its prospects.  By investing in value stocks, the fund attempts to limit the downside risk over time but may also produce smaller gains than other stock funds if their intrinsic values are not realized by the market or if growth-oriented investments are favored by investors.  The fund will diversify its holdings among various industries and among companies within those industries.  The fund may also invest in warrants, convertible securities, preferred stocks and debt securities (including non-investment grade debt securities).  The fund may invest up to 25% of its assets in foreign securities, including American Depository Receipts (“ADRs”), and may invest in exchange traded funds (“ETFs”) that are registered investment companies.

The fund typically sells a stock when the fundamental expectations for buying it no longer apply, the price exceeds its intrinsic value or other stocks appear more attractively priced relative to their intrinsic values.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks

As with any fund that invests in stocks and also seeks income, this fund is subject to market risk and, to a lesser extent, interest rate risk, meaning the value of your investment will fluctuate in response to stock market and interest rate movements.  The fund’s investments may rise and/or fall based upon investor perception and attitude rather than economic valuations.  You could lose money as a result of your investment.  Additional risks associated with owning the fund are set forth below.

Value Investing Risk.  The fund primarily invests in “value” oriented stocks which may help limit the risk of negative portfolio returns.  However, these “value” stocks are subject to the risk that their perceived intrinsic values may never be realized by the market, and to the risk that, although the stock is believed to be undervalued, it is actually appropriately priced or overpriced due to unanticipated problems associated with the issuer or industry.

Foreign Security Risk.  Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets.  The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance.  Neither the bar chart nor the table reflect charges deducted in connection with variable contracts.  If these charges were reflected, returns would be less than those shown.  The fund’s past performance is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by calling 1-800-670-3600.

Class II shares performance prior to inception is based on the performance of the fund’s Class I shares and has been restated to take into account the Rule 12b-1 fee charged on the Class II shares.  Index returns shown do not reflect fees, expenses or taxes.

Calendar Year Total Returns for Class I Shares

Best Calendar Quarter:	2Q 2003	16.91%
Worst Calendar Quarter:	4Q 2008	-20.99%

Average Annual Total Returns For Periods Ended December 31, 2010
Average Annual Total Returns Large Cap Value Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I Shares	8.29%	(0.37%)	0.27%
Class II Shares	8.02%	(0.62%)	0.02%	20.31%	May 1, 2009
Russell 1000® Value Index	15.51%	1.28%	3.26%	27.47%	May 1, 2009

Large Cap Growth Fund
FUND SUMMARY LARGE CAP GROWTH FUND
Investment Objective
The Large Cap Growth Fund seeks long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  Actual expenses may be greater or less than those shown.  The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan.  If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees Large Cap Growth Fund (USD $)	Class I	Class II
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	none	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	none	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Large Cap Growth Fund		Class I	Class II
Management Fees		0.80%	0.80%
Distribution and/or Service (Rule 12b-1) Fees		none	0.25%
Other Expenses	[1]	0.02%	0.02%
Total Annual Fund Operating Expenses		0.82%	1.07%
[1]	Under a separate limited services agreement with the fund, the fund's investment adviser, Madison Asset Management, LLC ("Madison"), has agreed, for the period July 1, 2009 through June 30, 2011, to maintain the fund's expenses (other than brokerage commissions, Rule 12b-1 fees, acquired fund fees and extraordinary expenses) at no more than the amount of such expenses incurred by the fund for the fiscal year ended December 31, 2008. In effect, the agreement serves as a fee cap, capping fees at $76,596.

Example:

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest  $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Large Cap Growth Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class I	84	262	455	1,014
Class II	109	340	590	1,306

The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 78% of the average value of its portfolio.

Principal Investment Strategies

The fund invests primarily in common stocks of larger companies and will, under normal market conditions, maintain at least 80% of its assets in such large cap stocks (generally, stocks with a market capitalization of the companies in the Russell 1000® Growth Index).  The fund seeks stocks that have low market prices relative to their perceived growth capabilities as estimated based on fundamental analysis of the issuing companies and their prospects.  This is sometimes referred to as a “growth” approach.  Relative to the Large Cap Value Fund, the Large Cap Growth Fund typically will seek more earnings growth capability in the stocks it purchases, and may include some companies undergoing more significant changes in their operations or experiencing significant changes in their markets.  The fund will diversify its holdings among various industries and among companies within those industries.  The fund may also invest in warrants, preferred stocks and convertible securities, and may invest up to 25% of its assets in foreign securities, including American Depository Receipts (“ADRs”), of emerging market securities.  The fund may invest in exchange traded funds (“ETFs”) that are registered investment companies.  The Fund has an active trading strategy which will lead to more portfolio turnover than a more passively-managed fund.

The fund typically sells a stock when the fundamental expectations for buying it no longer apply, the price exceeds its perceived value or other stocks appear more attractively priced relative to their prospects.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks

As with any fund that invests in equity securities, this fund is subject to market risk, the risk that the value of an investment may fluctuate in response to stock market movements.  You could lose money as a result of your investment.  Additional risks associated with owning the fund are set forth below.

Growth Investing Risk.  Due to its focus on stocks that may appreciate in value and lack of emphasis on those that provide current income, this fund will typically experience greater volatility over time than the Large Cap Value Fund.

Foreign Security Risk.  Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets.  The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Active Trading Risk.  Because of the fund’s strategy to engage in active and frequent trading of portfolio securities to achieve the fund’s investment objective, the fund may have increased costs, which can lower the actual return of the fund.  Active trading may also increase short-term gains and losses, which may affect taxes that must be paid.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance.  Neither the bar chart nor the table reflect charges deducted in connection with variable contracts.  If these charges were reflected, returns would be less than those shown.  The fund’s past performance is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by calling 1-800-670-3600.

Class II shares performance prior to inception is based on the performance of the fund’s Class I shares and has been restated to take into account the Rule 12b-1 fee charged on the Class II shares.  Index returns shown do not reflect fees, expenses or taxes.

Calendar Year Total Returns for Class I Shares

Best Calendar Quarter:	4Q 2001	16.84%
Worst Calendar Quarter:	4Q 2008	-21.54%

Average Annual Total Returns For Periods Ended December 31, 2010
Average Annual Total Returns Large Cap Growth Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I Shares	12.13%	3.32%	0.56%
Class II Shares	11.85%	3.07%	0.31%	22.91%	May 1, 2009
Russell 1000® Growth Index	16.71%	3.75%	0.02%	28.67%	May 1, 2009

Mid Cap Fund
FUND SUMMARY MID CAP FUND
Investment Objective
The Mid Cap Fund seeks long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  Actual expenses may be greater or less than those shown.  The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan.  If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees Mid Cap Fund (USD $)	Class I	Class II
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	none	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	none	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Mid Cap Fund		Class I	Class II
Management Fees		0.90%	0.90%
Distribution and/or Service (Rule 12b-1) Fees		none	0.25%
Other Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses	[2]	0.91%	1.16%
[1]	Under a separate limited services agreement with the fund, the fund's investment adviser, Madison Asset Management, LLC ("Madison"), has agreed, for the period July 1, 2009 through June 30, 2011, to maintain the fund's expenses (other than brokerage commissions, Rule 12b-1 fees, acquired fund fees and extraordinary expenses) at no more than the amount of such expenses incurred by the fund for the fiscal year ended December 31, 2008. In effect, the agreement serves as a fee cap, capping fees at $40,739.
[2]	Total annual fund operating expenses for Class I shares for period ended December 31, 2010 do not match the financial highlights table due to rounding.

Example:

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest  $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Mid Cap Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class I	93	290	504	1,120
Class II	118	368	638	1,409

The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategies

The fund invests generally in common stocks, securities convertible into common stocks and related equity securities of midsize companies (generally, stocks with a market capitalization similar to those companies in the Russell Midcap® Index).  Under normal market conditions, the fund will maintain at least 80% of its assets in such mid cap securities.  However, the fund will not automatically sell a stock just because its market capitalization has changed and such positions may be increased through additional purchases.  The fund seeks attractive long-term returns through bottom-up security selection based on fundamental analysis in a diversified portfolio of high-quality growth companies with attractive valuations.  These will typically be industry leading companies in niches with strong growth prospects.  The fund’s portfolio manager believes in selecting stocks for the fund that show steady, sustainable growth and reasonable valuation.  As a result, stocks of issuers that are believed to have a blend of both value and growth potential will be selected for investment (this strategy is referred to as “growth at a reasonable price” or “GARP”).  The fund may also invest in exchange traded funds (“ETFs”) that are registered investment companies, warrants, preferred stocks and debt securities, including non-investment grade convertible debt securities, and up to 25% of its assets in foreign securities.  Stocks are generally sold when target prices are reached, company fundamentals deteriorate or more attractive stocks are identified.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks

As with any fund that invests in equity securities, this fund is subject to market risk, the risk that the value of an investment will fluctuate in response to stock market movements.  You could lose money as a result of your investment.  Additional risks associated with owning the fund are set forth below.

Mid Cap Risk.  The fund’s investments in midsize companies may entail greater risks than investments in larger, more established companies.  Midsize companies tend to have narrower product lines, fewer financial resources and a more limited trading market for their securities, as compared to larger companies.  They may also experience greater price volatility than securities of larger capitalization companies because growth prospects for these companies may be less certain and the market for such securities may be smaller.  Some midsize companies may not have established financial histories; may have limited product lines, markets or financial resources; may depend on a few key personnel for management; and may be susceptible to losses and risks of bankruptcy.

Foreign Security Risk.  To the extent that the fund invests in other higher-risk securities, it takes on additional risks that could adversely affect its performance.  For example, to the extent the fund invests in foreign securities, the fund will be subject to risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance.  Neither the bar chart nor the table reflect charges deducted in connection with variable contracts.  If these charges were reflected, returns would be less than those shown.  The fund’s past performance is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by calling 1-800-670-3600.

Class II shares performance prior to inception is based on the performance of the fund’s Class I shares and has been restated to take into account the Rule 12b-1 fee charged on the Class II shares.  Index returns shown do not reflect fees, expenses or taxes.

Calendar Year Total Returns for Class I Shares

Best Calendar Quarter:	3Q 2009	21.55%
Worst Calendar Quarter:	4Q 2008	-23.32%

Average Annual Total Returns For Periods Ended December 31, 2010
Average Annual Total Returns Mid Cap Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I Shares	20.12%	2.56%	(0.35%)
Class II Shares	19.82%	2.30%	(0.60%)	28.03%	May 1, 2009
Russell Midcap® Index	25.48%	4.66%	6.54%	36.33%	May 1, 2009

Small Cap Fund
FUND SUMMARY SMALL CAP FUND
Investment Objective
The Small Cap Fund seeks long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  Actual expenses may be greater or less than those shown.  The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan.  If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees Small Cap Fund (USD $)	Class I	Class II
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	none	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	none	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Small Cap Fund		Class I	Class II
Management Fees		1.10%	1.10%
Distribution and/or Service (Rule 12b-1) Fees		none	0.25%
Other Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses		1.11%	1.36%
[1]	Under a separate limited services agreement with the fund, the fund's investment adviser, Madison Asset Management, LLC ("Madison"), has agreed, for the period July 1, 2009 through June 30, 2011, to maintain the fund's expenses (other than brokerage commissions, Rule 12b-1 fees, acquired fund fees and extraordinary expenses) at no more than the amount of such expenses incurred by the fund for the fiscal year ended December 31, 2008. In effect, the agreement serves as a fee cap, capping fees at $1,035.

Example:

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest  $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Small Cap Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class I	113	353	612	1,352
Class II	138	431	745	1,635

The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies

The fund invests primarily in a diversified mix of common stocks of small cap U.S. companies that are believed to be undervalued by various measures and offer sound prospects for capital appreciation.  For purposes of this fund, “small cap companies” are those with market capitalizations that are within the range of capitalizations of companies represented either the S&P SmallCap 600 Index or the Russell 2000® Index.  The subadviser employs a value-oriented investment approach in selecting stocks, using proprietary fundamental research to identify securities of issuers the subadviser believes have attractive valuations.  The subadviser focuses on companies with a record of above average rates of profitability that sell at a discount relative to the overall small cap market.  Through fundamental research, the subadviser seeks to identify those companies which possess one or more of the following characteristics: sustainable competitive advantages within a market niche; strong profitability and free cash flows; strong market share positions and trends; quality of and share ownership by management; and financial structures that are more conservative than the relevant industry average.  The fund may invest up to 25% of its assets in foreign securities.  The fund may also invest in exchange traded funds (“ETFs”) that are registered investment companies.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks

As with any fund that invests in equity securities, this fund is subject to market risk, the risk that the value of an investment will fluctuate in response to stock market movements.  You could lose money as a result of your investment.  Additional risks associated with owning the fund are set forth below.

Small Cap Risk—Price Volatility.  Due to its focus on small cap companies, the fund may experience significant volatility over time.  Small companies tend to have narrower product lines, fewer financial resources and a more limited trading market for their securities, as compared to larger companies.  The securities of smaller companies also experience greater price volatility than securities of larger capitalization companies.

Small Cap Risk—Illiquidity.  During certain periods, the liquidity of the securities of small cap companies may shrink or disappear suddenly and without warning as a result of adverse economic or market conditions, or adverse investor perceptions. This liquidity risk could translate into losses for the fund if it has to sell illiquid securities at a disadvantageous time. The costs of purchasing or selling securities of small capitalization companies are often greater than those of more widely traded securities.  Securities of smaller capitalization companies can also be difficult to value.

Value Investing Risk.  A “value” approach to investing includes the risks that a stock’s perceived intrinsic value may never be realized by the market, and that a stock that is believed to be undervalued actually is appropriately priced or overpriced due to unanticipated problems associated with the issuer or industry.  There is also the possibility that the fund may underperform (relative to its benchmark) when speculative, growth securities dominate performance in the Russell 2000® Index.

Foreign Security Risk.  Investing in foreign securities involves certain special considerations and additional risks which are not typically associated with investing in securities of domestic issuers or U.S. dollar denominated securities.  These risks may make the fund more volatile than a comparable domestic stock fund.  For example, foreign securities are typically subject to: Fluctuations in currency exchange rates;  higher trading and custody charges compared to securities of U.S. companies; different accounting and reporting practices than U.S. companies--as a result, it is often more difficult to evaluate financial information from foreign issuers.  Also the laws of some foreign countries limit the information that is made available to investors; less stringent securities regulations that those of the U.S.; potential political instability; and potential economic instability--the economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation and industry diversification. Such differences may cause the economies of these countries to be less stable than the U.S. economy and may make them more sensitive to economic fluctuations.  The risks of international investing are higher in emerging markets such as those of Latin America, Africa, Asia and Eastern Europe.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance.  Neither the bar chart nor the table reflect charges deducted in connection with variable contracts.  If these charges were reflected, returns would be less than those shown.  The fund’s past performance is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by calling 1-800-670-3600.

Class II shares performance prior to inception is based on the performance of the fund’s Class I shares and has been restated to take into account the Rule 12b-1 fee charged on the Class II shares.  Index returns shown do not reflect fees, expenses or taxes.

Calendar Year Total Returns for Class I Shares

Best Calendar Quarter:	3Q 2009	21.55%
Worst Calendar Quarter:	4Q 2008	-23.32%

Average Annual Total Returns For Periods Ended December 31, 2010
Average Annual Total Returns Small Cap Fund	1 Year	Since Inception	Inception Date
Class I	26.80%	3.20%	May 1, 2007
Class II	26.48%	35.63%	May 1, 2009
Russell 2000® Index(Since Inception5/1/2007)	26.85%	0.36%	May 1, 2007
Russell 2000® Index(Since Inception5/1/2009)	26.85%	34.59%	May 1, 2009

International Stock Fund
FUND SUMMARY INTERNATIONAL STOCK FUND
Investment Objective
The International Stock Fund seeks long-term growth of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  Actual expenses may be greater or less than those shown.  The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan.  If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees International Stock Fund (USD $)	Class I	Class II
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	none	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	none	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses International Stock Fund		Class I	Class II
Management Fees		1.20%	1.20%
Distribution and/or Service (Rule 12b-1) Fees		none	0.25%
Other Expenses	[1]	0.02%	0.02%
Total Annual Fund Operating Expenses		1.22%	1.47%
[1]	Under a separate limited services agreement with the fund, the fund's investment adviser, Madison Asset Management, LLC ("Madison"), has agreed, for the period July 1, 2009 through June 30, 2011, to maintain the fund's expenses (other than brokerage commissions, Rule 12b-1 fees, acquired fund fees and extraordinary expenses) at no more than the amount of such expenses incurred by the fund for the fiscal year ended December 31, 2008. In effect, the agreement serves as a fee cap, capping fees at $24,119.

Example:

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest  $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example International Stock Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class I	124	387	670	1,477
Class II	150	465	803	1,757

The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 79% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its assets in foreign equity securities.  Foreign equity securities are securities that are issued by companies organized or whose principal operations are outside the U.S., are principally traded outside of the U.S., or are quoted or denominated in a foreign currency.  Equity securities include common stocks, securities convertible into common stocks, preferred stocks, and other securities representing equity interests such as American Depository Receipts (“ADRs”), receipts typically issued by a U.S. financial institution which evidence ownership of underlying securities of foreign corporate issuers, European Depository Receipts (“EDRs”) and Global Depository Receipts (“GDRs”).  EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. financial institution similar to that for ADRs and are designed for use in non-U.S. securities markets.  The fund may also invest in debt securities, foreign money market instruments, and other income bearing securities as well as forward foreign currency exchange contracts and other derivative securities and contracts.  The fund usually holds securities of issuers located in at least three countries other than the U.S.

Typically, a majority of the fund’s assets are invested in relatively large capitalization stocks of issuers located or operating in developed countries.  Such securities are those issued by companies located in countries included in the Morgan Stanley Capital International, Europe, Australasia, and Far East (“MSCI EAFE”) Index.  The fund may also invest up to 30% of its assets in securities of companies whose principal business activities are located in emerging market countries.  The subadviser typically maintains this segment of the fund’s portfolio in such stocks which it believes have a low market price relative to their perceived value based on fundamental analysis of the issuing company and its prospects.  This is sometimes referred to as a “value” approach.  It may also invest in foreign debt and other income bearing securities at times when it believes that income bearing securities have greater capital appreciation potential than equity securities.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks

As with any fund investing in stocks, the fund is subject to market risk, the risk that the value of an investment will fluctuate in response to stock market movements.  You could lose money as a result of your investment.  Additional risks associated with owning the fund are set forth below.

Foreign Security Risk.  Investing in foreign securities involves certain special considerations and additional risks which are not typically associated with investing in securities of domestic issuers or U.S. dollar denominated securities.  These risks may make the fund more volatile than a comparable domestic stock fund.  For example, foreign securities are typically subject to:

·      Fluctuations in currency exchange rates.

·      Higher trading and custody charges compared to securities of U.S. companies.

·      Different accounting and reporting practices than U.S. companies.  As a result, it is often more difficult to evaluate financial information from foreign issuers.  Also, the laws of some foreign countries limit the information that is made available to investors.

·      Less stringent securities regulations than those of the U.S.

·      Potential political instability.

·      Potential economic instability.  The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation and industry diversification.  Such differences may cause the economies of these countries to be less stable than the U.S. economy and may make them more sensitive to economic fluctuations.

The risks of international investing are higher in emerging markets such as those of Latin America, Africa, Asia and Eastern Europe.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance.  Neither the bar chart nor the table reflect charges deducted in connection with variable contracts.  If these charges were reflected, returns would be less than those shown.  The fund’s past performance is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by calling 1-800-670-3600.

Class II shares performance prior to inception is based on the performance of the fund’s Class I shares and has been restated to take into account the Rule 12b-1 fee charged on the Class II shares.  Index returns shown do not reflect fees, expenses or taxes.

Calendar Year Total Returns for Class I Shares

Best Calendar Quarter:	2Q 2009	22.70%
Worst Calendar Quarter:	3Q 2002	-17.19%

Average Annual Total Returns For Periods Ended December 31, 2010
Average Annual Total Returns International Stock Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I Shares	7.09%	3.07%	5.06%
Class II Shares	6.83%	2.82%	4.79%	23.00%	May 1, 2009
MSCI EAFE Index	8.21%	2.94%	3.94%	26.07%	May 1, 2009

Target Retirement 2020 Fund
FUND SUMMARY TARGET RETIREMENT 2020 FUND
Investment Objective
The Target Retirement 2020 Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  Actual expenses may be greater or less than those shown.  The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan.  If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees (USD $)	Target Retirement 2020 Fund Class I
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Target Retirement 2020 Fund Class I
Management Fees		0.20%
Distribution and/or Service (Rule 12b-1) Fees		none
Other Expenses	[1][2]	0.01%
Plus: Acquired Fund Fees and Expenses		0.77%
Annual Fund Operating Expenses	[3]	0.21%
Total Annual Fund Operating Expenses		0.98%
[1]	Under a separate limited services agreement with the fund, the fund's investment adviser, Madison Asset Management, LLC ("Madison"), has agreed, for the period July 1, 2009 through June 30, 2011, to maintain the fund's expenses (other than brokerage commissions, Rule 12b-1 fees, acquired fund fees and extraordinary expenses) at no more than the amount of such expenses incurred by the fund for the fiscal year ended December 31, 2008. In effect, the agreement serves as a fee cap, capping fees at $337.
[2]	Under a separate limited services agreement with the fund, the fund's investment adviser, Madison Asset Management, LLC ("Madison"), has agreed, for the period July 1, 2009 through June 30, 2011, to maintain the fund's expenses (other than brokerage commissions, Rule 12b-1 fees, acquired fund fees and extraordinary expenses) at no more than the amount of such expenses incurred by the fund for the fiscal year ended December 31, 2008. In effect, the agreement serves as a fee cap, capping fees at $337.
[3]	Annual fund operating expenses for the period ended December 31, 2010 do not match the financial highlights table due to rounding.

Example:

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest  $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Target Retirement 2020 Fund Class I	100	312	542	1,201

The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 51% of the average value of its portfolio.

Principal Investment Strategies

The fund invests primarily in shares of other registered investment companies (the “underlying funds”) according to an asset allocation strategy developed by Madison Asset Management, LLC (“Madison”), the fund’s investment adviser, for investors planning to retire in or within a few years of 2020.  Over time, the fund’s asset allocation will become more conservative until it reaches approximately 15-30% in stock funds and 70-85% in bond funds.  The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.  Although the actual allocations may vary, the fund’s current asset allocation among asset classes and underlying funds is approximately:

0-10%	money market funds;
30-60%	U.S. and international bond funds;
0-15%	high income funds;
30-60%	U.S. stock funds;
5-20%	international stock funds; and
0-15%	other funds.

On a periodic basis, Madison will evaluate and sometimes revise the fund's asset allocations, including revising the asset class weightings and adding and/or removing underlying funds. Madison will also monitor the underlying funds on an ongoing basis and may increase or decrease the fund's investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, risk profile, and investment process.

Underlying funds in which the fund invests may include underlying funds advised by Madison and/or its affiliates, including MEMBERS Mutual Funds as well as funds within the Madison Mosaic Funds family (the “affiliated underlying funds”), as well as exchange traded funds (“ETFs”).  Generally, Madison will not invest more than 50% of the fund’s net assets, at the time of purchase, in affiliated underlying funds.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks

The fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs.  Thus, the fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests.  Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund.  Accordingly, the fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.  You could lose money as a result of your investment.  Additional risks of owing the fund are as follows:

Asset Allocation Risk.  The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform compared to other funds with a similar investment objective.

Market and Financial Risk.  The fund  is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements.  The equity investments of underlying funds also subject the fund to financial risk, which is the risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the security’s value.

Income Volatility, Interest Rate Risk and Credit Risk.  The fund, through the underlying funds, is subject to income volatility, interest rate risk and credit risk.  Income volatility refers to the degree and speed with which changes in prevailing market interest rates diminish the level of current income from a portfolio of income-bearing securities.  Interest rate risk is the risk that the value of your investment will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the market value of income-bearing securities.  When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.  Credit risk is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due.

Non-Investment Grade Security Risk.  To the extent that the fund invests in underlying funds that invest in non-investment grade securities, the fund is subject to above-average credit, market and other risks.  Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain.  Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.

ETF Risks.  The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index.  Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.)  Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Foreign Security Risk.  Investments of underlying funds that invest in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets.  The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance.  Neither the bar chart nor the table reflect charges deducted in connection with variable contracts.  If these charges were reflected, returns would be less than those shown.  The fund’s past performance is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by calling 1-800-670-3600.  Index returns shown do not reflect fees, expenses or taxes.

Calendar Year Total Returns for Class I Shares

Best Calendar Quarter:	2Q 2009	15.29%
Worst Calendar Quarter:	4Q 2008	-19.67%

Average Annual Total Returns For Periods Ended December 31, 2010
Average Annual Total Returns Target Retirement 2020 Fund	1 Year	Since Inception	Inception Date
Class I Shares	9.01%	(3.47%)	Oct 1, 2007
Dow Jones Global Target 2020 Index	12.26%	1.59%	Oct 1, 2007

Target Retirement 2030 Fund
FUND SUMMARY TARGET RETIREMENT 2030 FUND
Investment Objective
The Target Retirement 2030 Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  Actual expenses may be greater or less than those shown.  The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan.  If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees (USD $)	Target Retirement 2030 Fund Class I
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Target Retirement 2030 Fund Class I
Management Fees		0.20%
Distribution and/or Service (Rule 12b-1) Fees		none
Other Expenses	[1]	0.01%
Plus: Acquired Fund Fees and Expenses		0.80%
Annual Fund Operating Expenses	[2]	0.21%
Total Annual Fund Operating Expenses		1.01%
[1]	Under a separate limited services agreement with the fund, the fund's investment adviser, Madison Asset Management, LLC ("Madison"), has agreed, for the period July 1, 2009 through June 30, 2011, to maintain the fund's expenses (other than brokerage commissions, Rule 12b-1 fees, acquired fund fees and extraordinary expenses) at no more than the amount of such expenses incurred by the fund for the fiscal year ended December 31, 2008. In effect, the agreement serves as a fee cap, capping fees at $245.
[2]	Annual fund operating expenses for the period ended December 31, 2010 do not match the financial highlights table due to rounding.

Example:

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest  $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Target Retirement 2030 Fund Class I	103	322	558	1,236

The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs.    These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

The fund invests primarily in shares of other registered investment companies (the “underlying funds”) according to an asset allocation strategy developed by Madison Asset Management, LLC (“Madison”), the fund’s investment adviser, for investors planning to retire in or within a few years of 2030.  Over time, the fund’s asset allocation will become more conservative until it reaches approximately 15-30% in stock funds and 70-85% in bond funds.  The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.  Although the actual allocations may vary, the fund’s current asset allocation among asset classes and underlying funds is approximately:

0-10%	money market funds;
20-50%	U.S. and international bond funds;
0-15%	high income funds;
40-70%	U.S. stock funds;
5-25%	international stock funds; and
0-15%	other funds.

On a periodic basis, Madison will evaluate and sometimes revise the fund's asset allocations, including revising the asset class weightings and adding and/or removing underlying funds. Madison will also monitor the underlying funds on an ongoing basis and may increase or decrease the fund's investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, risk profile, and investment process.

Underlying funds in which the fund invests may include underlying funds advised by Madison and/or its affiliates, including MEMBERS Mutual Funds as well as funds within the Madison Mosaic Funds family (the “affiliated underlying funds”), as well as exchange traded funds (“ETFs”).  Generally, Madison will not invest more than 50% of the fund’s net assets, at the time of purchase, in affiliated underlying funds.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks

The fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs.  Thus, the fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests.  Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund.  Accordingly, the fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.  You could lose money as a result of your investment.  Additional risks of owing the fund are as follows:

Asset Allocation Risk.  The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform compared to other funds with a similar investment objective.

Market and Financial Risk.  The fund  is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements.  The equity investments of underlying funds also subject the fund to financial risk, which is the risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the security’s value.

Income Volatility, Interest Rate Risk and Credit Risk.  The fund, through the underlying funds, is subject to income volatility, interest rate risk and credit risk.  Income volatility refers to the degree and speed with which changes in prevailing market interest rates diminish the level of current income from a portfolio of income-bearing securities.  Interest rate risk is the risk that the value of your investment will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the market value of income-bearing securities.  When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.  Credit risk is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due.

Non-Investment Grade Security Risk.  To the extent that the fund invests in underlying funds that invest in non-investment grade securities, the fund is subject to above-average credit, market and other risks.  Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain.  Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.

ETF Risks.  The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index.  Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.)  Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Foreign Security Risk.  Investments of underlying funds that invest in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets.  The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance.  Neither the bar chart nor the table reflect charges deducted in connection with variable contracts.  If these charges were reflected, returns would be less than those shown.  The fund’s past performance is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by calling 1-800-670-3600.  Index returns shown do not reflect fees, expenses or taxes.

Calendar Year Total Returns for Class I Shares

Best Calendar Quarter:	2Q 2009	16.77%
Worst Calendar Quarter:	4Q 2008	-21.65%

Average Annual Total Returns For Periods Ended December 31, 2010
Average Annual Total Returns Target Retirement 2030 Fund	1 Year	Since Inception	Inception Date
Class I Shares	9.56%	(4.46%)	Oct 1, 2007
Dow Jones Global Target 2030 Index	15.60%	0.05%	Oct 1, 2007

Target Retirement 2040 Fund
FUND SUMMARY TARGET RETIREMENT 2040 FUND
Investment Objective
The Target Retirement 2040 Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  Actual expenses may be greater or less than those shown.  The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan.  If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees (USD $)	Target Retirement 2040 Fund Class I
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Target Retirement 2040 Fund Class I
Management Fees		0.20%
Distribution and/or Service (Rule 12b-1) Fees		none
Other Expenses	[1]	0.01%
Plus: Acquired Fund Fees and Expenses		0.82%
Annual Fund Operating Expenses	[2]	0.21%
Total Annual Fund Operating Expenses		1.03%
[1]	Under a separate limited services agreement with the fund, the fund's investment adviser, Madison Asset Management, LLC ("Madison"), has agreed, for the period July 1, 2009 through June 30, 2011, to maintain the fund's expenses (other than brokerage commissions, Rule 12b-1 fees, acquired fund fees and extraordinary expenses) at no more than the amount of such expenses incurred by the fund for the fiscal year ended December 31, 2008. In effect, the agreement serves as a fee cap, capping fees at $213.
[2]	Annual fund operating expenses for the period ended December 31, 2010 do not match the financial highlights table due to rounding.

Example:

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest  $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Target Retirement 2040 Fund Class I	105	328	569	1,259

The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies

The fund invests primarily in shares of other registered investment companies (the “underlying funds”) according to an asset allocation strategy developed by Madison Asset Management, LLC (“Madison”), the fund’s investment adviser, for investors planning to retire in or within a few years of 2040.  Over time, the fund’s asset allocation will become more conservative until it reaches approximately 15-30% in stock funds and 70-85% in bond funds.  The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.  Although the actual allocations may vary, the fund’s current asset allocation among asset classes and underlying funds is approximately:

0-10%	money market funds;
10-40%	U.S. and international bond funds;
0-15%	high income funds;
50-80%	U.S. stock funds;
5-30%	international stock funds; and
0-15%	other funds.

On a periodic basis, Madison will evaluate and sometimes revise the fund's asset allocations, including revising the asset class weightings and adding and/or removing underlying funds. Madison will also monitor the underlying funds on an ongoing basis and may increase or decrease the fund's investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, risk profile, and investment process.

Underlying funds in which the fund invests may include underlying funds advised by Madison and/or its affiliates, including MEMBERS Mutual Funds as well as funds within the Madison Mosaic Funds family (the “affiliated underlying funds”), as well as exchange traded funds (“ETFs”).  Generally, Madison will not invest more than 50% of the fund’s net assets, at the time of purchase, in affiliated underlying funds.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks

The fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs.  Thus, the fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests.  Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund.  Accordingly, the fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.  You could lose money as a result of your investment.  Additional risks of owing the fund are as follows:

Asset Allocation Risk.  The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform compared to other funds with a similar investment objective.

Market and Financial Risk.  The fund  is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements.  The equity investments of underlying funds also subject the fund to financial risk, which is the risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the security’s value.

Income Volatility, Interest Rate Risk and Credit Risk.  The fund, through the underlying funds, is subject to income volatility, interest rate risk and credit risk.  Income volatility refers to the degree and speed with which changes in prevailing market interest rates diminish the level of current income from a portfolio of income-bearing securities.  Interest rate risk is the risk that the value of your investment will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the market value of income-bearing securities.  When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.  Credit risk is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due.

Non-Investment Grade Security Risk.  To the extent that the fund invests in underlying funds that invest in non-investment grade securities, the fund is subject to above-average credit, market and other risks.  Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain.  Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.

ETF Risks.  The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index.  Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.)  Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Foreign Security Risk.  Investments of underlying funds that invest in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets.  The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance.  Neither the bar chart nor the table reflect charges deducted in connection with variable contracts.  If these charges were reflected, returns would be less than those shown.  The fund’s past performance is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by calling 1-800-670-3600.  Index returns shown do not reflect fees, expenses or taxes.

Calendar Year Total Returns for Class I Shares

Best Calendar Quarter:	2Q 2009	18.13%
Worst Calendar Quarter:	4Q 2008	-23.55%

Average Annual Total Returns For Periods Ended December 31, 2010
Average Annual Total Returns Target Retirement 2040 Fund	1 Year	Since Inception	Inception Date
Class I Shares	9.97%	(5.90%)	Oct 1, 2007
Dow Jones Global Target 2040 Index	17.64%	(0.66%)	Oct 1, 2007

Target Retirement 2050 Fund
FUND SUMMARY TARGET RETIREMENT 2050 FUND
Investment Objective
The Target Retirement 2050 Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  Actual expenses may be greater or less than those shown.  The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan.  If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees (USD $)	Target Retirement 2050 Fund Class I
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Target Retirement 2050 Fund Class I
Management Fees		0.20%
Distribution and/or Service (Rule 12b-1) Fees		none
Other Expenses	[1]	0.01%
Plus: Acquired Fund Fees and Expenses		0.80%
Annual Fund Operating Expenses		0.21%
Total Annual Fund Operating Expenses		1.01%
[1]	Because the fund is new, other expenses and acquired fund fees and expenses are estimated for the current fiscal year.

Example:

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest  $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Target Retirement 2050 Fund Class I	103	322

The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  Because the fund is new, there is no portfolio turnover to report as of the date of this prospectus.

Principal Investment Strategies

The fund invests primarily in shares of other registered investment companies (the “underlying funds”) according to an asset allocation strategy developed by Madison Asset Management, LLC (“Madison”), the fund’s investment adviser, for investors planning to retire in or within a few years of 2050.  Over time, the fund’s asset allocation will become more conservative until it reaches approximately 15-30% in stock funds and 70-85% in bond funds.  The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.  Although the actual allocations may vary, the fund’s current asset allocation among asset classes and underlying funds is approximately:

0-10%	money market funds;
0-30%	U.S. and international bond funds;
0-15%	high income funds;
60-90%	U.S. stock funds;
10-30%	international stock funds; and
0-15%	other funds.

On a periodic basis, Madison will evaluate and sometimes revise the fund's asset allocations, including revising the asset class weightings and adding and/or removing underlying funds. Madison will also monitor the underlying funds on an ongoing basis and may increase or decrease the fund's investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, risk profile, and investment process.

Underlying funds in which the fund invests may include underlying funds advised by Madison and/or its affiliates, including MEMBERS Mutual Funds as well as funds within the Madison Mosaic Funds family (the “affiliated underlying funds”), as well as exchange traded funds (“ETFs”).  Generally, Madison will not invest more than 50% of the fund’s net assets, at the time of purchase, in affiliated underlying funds.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks

The fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs.  Thus, the fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests.  Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund.  Accordingly, the fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.  You could lose money as a result of your investment.  Additional risks of owing the fund are as follows:

Asset Allocation Risk.  The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform compared to other funds with a similar investment objective.

Market and Financial Risk.  The fund  is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements.  The equity investments of underlying funds also subject the fund to financial risk, which is the risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the security’s value.

Income Volatility, Interest Rate Risk and Credit Risk.  The fund, through the underlying funds, is subject to income volatility, interest rate risk and credit risk.  Income volatility refers to the degree and speed with which changes in prevailing market interest rates diminish the level of current income from a portfolio of income-bearing securities.  Interest rate risk is the risk that the value of your investment will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the market value of income-bearing securities.  When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.  Credit risk is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due.

Non-Investment Grade Security Risk.  To the extent that the fund invests in underlying funds that invest in non-investment grade securities, the fund is subject to above-average credit, market and other risks.  Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain.  Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.

ETF Risks.  The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index.  Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.)  Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Foreign Security Risk.  Investments of underlying funds that invest in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets.  The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Performance – Performance information is not provided because the fund is new.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 1, 2011
Registrant Name	dei_EntityRegistrantName	ULTRA SERIES FUND
Central Index Key	dei_EntityCentralIndexKey	0000732697
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	May 1, 2011
Conservative Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY CONSERVATIVE ALLOCATION FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Conservative Allocation Fund seeks income, capital appreciation and relative stability of value.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  Actual expenses may be greater or less than those shown.  The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan.  If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher turnover rate may indicate higher transaction costs.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest  $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests primarily in shares of other registered investment companies (the “underlying funds”).  The fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by Madison Asset Management, LLC (“Madison”), the fund’s investment adviser.  Under normal circumstances, the fund’s total net assets will be allocated among various asset classes and underlying funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 35% equity investments and 65% fixed income investments.  Underlying funds in which the fund invests may include funds advised by Madison and/or its affiliates, including MEMBERS Mutual Funds as well as funds within the Madison Mosaic Funds family (the “affiliated underlying funds”).  Generally, Madison will not invest more than 75% of the fund’s net assets, at the time of purchase, in affiliated underlying funds.  Although actual allocations may vary, the fund’s current asset allocation among asset classes and underlying funds is approximately:

0-20%	money market funds;
0-80%	debt securities (e.g., bond funds and convertible bond funds);
0-20%	below-investment grade debt securities (e.g., high income funds);
0-50%	equity securities (e.g., U.S. stock funds);
0-50%	foreign securities (e.g., international stock and bond funds); and
0-20%	alternative asset classes (e.g., real estate investment trust funds, natural resources funds, precious metal funds and long/short funds).

Madison may employ multiple analytical approaches to determine the appropriate asset allocation for the fund, including:

·    Asset allocation optimization analysis.  This approach considers the covariance between asset class returns (the degree to which returns in different asset classes do or do not move together), and the fund’s aim to achieve a favorable overall risk profile for any targeted level of portfolio return.

·    Scenario analysis.  This approach analyzes historical and expected return data to model how individual asset classes and combinations of asset classes would affect the fund under different economic and market conditions.

·    Fundamental analysis.  This approach draws upon Madison’s equity and fixed income professionals to judge each asset class against current and forecasted market conditions.  Economic, industry and security level research will be utilized to develop return and risk expectations that may influence asset class selection.

In addition, Madison has established a risk management sleeve within the fund in which assets are set aside for the purpose of risk reduction when and if conditions exist that require risk reduction of equity exposure.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs.  Thus, the fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests.  Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund.  Accordingly, the fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.  Additional risks of owning the fund are set forth below.  You could lose money as a result of your investment.

Asset Allocation Risk.  The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

Interest Rate Risk.  The fund, through the underlying funds, is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the market value of income-bearing securities.  When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.

Credit and Prepayment/Extension Risk.  The fund, through the underlying funds, is also subject to credit risk, which is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due.  There is also prepayment/extension risk, which is the chance that a rise or fall in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the underlying fund’s return.  To the extent that the underlying funds invest in non-investment grade securities (i.e., “junk” bonds), the fund is also subject to above-average credit, market and other risks.

ETF Risks.  The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index.  Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.)  Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Market Risk.  While the majority of the fund’s assets will typically be invested in underlying funds that invest primarily in debt securities, to the extent that the fund invests in underlying funds that invest in equities, the fund is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements.

Foreign Security Risk.  Investments of underlying funds that invest in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets.  The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance.  Neither the bar chart nor the table reflect charges deducted in connection with variable contracts.  If these charges were reflected, returns would be less than those shown.  The fund’s past performance is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by calling 1-800-670-3600.

The investment adviser waived 0.10% of the 0.30% annualized management fee for the period June 30, 2006 through April 30, 2008.  If the management fee had not been waived, returns for Class I shares would have been lower.

Class II shares performance prior to inception is based on the performance of the fund’s Class I shares and has been restated to take into account the Rule 12b-1 fee charged on the Class II shares.  Index returns shown do not reflect fees, expenses or taxes.  In addition to the Merrill Lynch broad based market index reflected in the chart below, a custom index is provided that reflects the fund’s asset allocation targets.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class I Shares
Annual Return 2007	rr_AnnualReturn2007	3.92%
Annual Return 2008	rr_AnnualReturn2008	(17.89%)
Annual Return 2009	rr_AnnualReturn2009	16.76%
Annual Return 2010	rr_AnnualReturn2010	8.37%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Calendar Quarter:	2Q 2009	8.94%
Worst Calendar Quarter:	4Q 2008	-8.72%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010
Conservative Allocation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[8]
Plus: Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%
Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.31%	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	318
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	552
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,225
Conservative Allocation Fund | Class I | Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.37%
Since Inception	rr_AverageAnnualReturnSinceInception	3.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
Conservative Allocation Fund | Class II
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[8]
Plus: Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%
Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	686
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,511
Conservative Allocation Fund | Class II | Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.10%
Since Inception	rr_AverageAnnualReturnSinceInception	13.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Conservative Allocation Fund | Merrill Lynch U.S. Corporate, Government and Mortgage Index (Since Inception 6/30/2006)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.43%
Since Inception	rr_AverageAnnualReturnSinceInception	6.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
Conservative Allocation Fund | Merrill Lynch U.S. Corporate, Government and Mortgage Index (Since Inception 5/1/2009)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.43%
Since Inception	rr_AverageAnnualReturnSinceInception	6.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Conservative Allocation Fund | Conservative Allocation Fund Custom Index (Since Inception 6/30/2006)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.15%
Since Inception	rr_AverageAnnualReturnSinceInception	5.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
Conservative Allocation Fund | Conservative Allocation Fund Custom Index (Since Inception 5/1/2009)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.15%
Since Inception	rr_AverageAnnualReturnSinceInception	14.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Moderate Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY MODERATE ALLOCATION FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Moderate Allocation Fund seeks capital appreciation, income and moderated market risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  Actual expenses may be greater or less than those shown.  The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan.  If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest  $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests primarily in shares of other registered investment companies (the “underlying funds”).  The fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by Madison Asset Management, LLC (“Madison”), the fund’s investment adviser.  Under normal circumstances, the fund’s total net assets will be allocated among various asset classes and underlying funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 60% equity investments and 40% fixed income investments.  Underlying funds in which the fund invests may include funds advised by Madison and/or its affiliates, including MEMBERS Mutual Funds as well as funds within the Madison Mosaic Funds family (the “affiliated underlying funds”). Generally, Madison will not invest more than 75% of the fund’s net assets, at the time of purchase, in affiliated underlying funds. Although actual allocations may vary, the fund’s current asset allocation among asset classes and underlying funds is approximately:

0-15%	money market funds;
0-60%	debt securities (e.g., bond funds and convertible bond funds);
0-20%	below-investment grade debt securities (e.g., high income funds);
0-80%	equity securities (e.g., U.S. stock funds);
0-60%	foreign securities (e.g., international stock and bond funds); and
0-20%	alternative asset classes (e.g., real estate investment trust funds, natural resources funds, precious metal funds and long/short funds).

Madison may employ multiple analytical approaches to determine the appropriate asset allocation for the fund, including:

·    Asset allocation optimization analysis.  This approach considers the covariance between asset class returns (the degree to which returns in different asset classes do or do not move together), and the fund’s aim to achieve a favorable overall risk profile for any targeted level of portfolio return.

·    Scenario analysis.  This approach analyzes historical and expected return data to model how individual asset classes and combinations of asset classes would affect the fund under different economic and market conditions.

·    Fundamental analysis.  This approach draws upon Madison’s equity and fixed income professionals to judge each asset class against current and forecasted market conditions.  Economic, industry and security level research will be utilized to develop return and risk expectations that may influence asset class selection.

In addition, Madison has established a risk management sleeve within the fund in which assets are set aside for the purpose of risk reduction when and if conditions exist that require risk reduction of equity exposure.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs.  Thus, the fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests.  Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund.  Accordingly, the fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.  Additional risks of owning the fund are set forth below.  You could lose money as a result of your investment.

Asset Allocation Risk.  The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

Market Risk.  The fund, through the underlying funds, is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements.

Interest Rate Risk.  The fund, through the underlying funds, is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the market value of income-bearing securities.  When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.

ETF Risks.  The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index.  Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.)  Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Risks of Non-Investment Grade Securities/Foreign Securities/Mortgage-Backed Securities.  To the extent that the underlying funds invest in the following securities, the fund may be affected by additional risks relating to those securities:

·         non-investment grade securities;

·         foreign securities; and

·         mortgage-backed securities.

Issuers of non-investment grade securities are typically in weak financial health and their ability to pay principal and interest is uncertain.   Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets.  The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.  Mortgage-backed securities are subject to prepayment/extension risk, which is the chance that a rise or fall in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the underlying fund’s return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance.  Neither the bar chart nor the table reflect charges deducted in connection with variable contracts.  If these charges were reflected, returns would be less than those shown.  The fund’s past performance is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by calling 1-800-670-3600.

The investment adviser waived 0.10% of the 0.30% annualized management fee for the period June 30, 2006 through April 30, 2008.  If the management fee had not been waived, returns for Class I shares would have been lower.

Class II shares performance prior to inception is based on the performance of the fund’s Class I shares and has been restated to take into account the Rule 12b-1 fee charged on the Class II shares.  Index returns shown do not reflect fees, expenses or taxes.  In addition to the S&P 500 broad based market index reflected in the chart below, a custom index is provided that reflects the fund’s asset allocation targets.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class I Shares
Annual Return 2007	rr_AnnualReturn2007	5.56%
Annual Return 2008	rr_AnnualReturn2008	(30.23%)
Annual Return 2009	rr_AnnualReturn2009	20.61%
Annual Return 2010	rr_AnnualReturn2010	10.22%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Calendar Quarter:	2Q 2009	12.22%
Worst Calendar Quarter:	4Q 2008	-16.16%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010
Moderate Allocation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[16]
Plus: Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%
Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	115
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	359
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	622
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,375
Moderate Allocation Fund | Class I | Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.22%
Since Inception	rr_AverageAnnualReturnSinceInception	1.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
Moderate Allocation Fund | Class II
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[16]
Plus: Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%
Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	140
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	437
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	755
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,657
Moderate Allocation Fund | Class II | Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.94%
Since Inception	rr_AverageAnnualReturnSinceInception	17.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Moderate Allocation Fund | S&P 500 Index (Since Inception 6/30/2006)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	1.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
Moderate Allocation Fund | S&P 500 Index (Since Inception 5/1/2009)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	27.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Moderate Allocation Fund | Moderate Allocation Fund Custom Index (Since Inception 6/30/2006)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.97%
Since Inception	rr_AverageAnnualReturnSinceInception	4.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
Moderate Allocation Fund | Moderate Allocation Fund Custom Index (Since Inception 5/1/2009)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.97%
Since Inception	rr_AverageAnnualReturnSinceInception	20.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Aggressive Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY AGGRESSIVE ALLOCATION FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Aggressive Allocation Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  Actual expenses may be greater or less than those shown.  The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan.  If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading

Portfolio Turnover

Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest  $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests primarily in shares of other registered investment companies (the “underlying funds”).  The fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by Madison Asset Management, LLC (“Madison”), the fund’s investment adviser.  Under normal circumstances, the fund’s total net assets will be allocated among various asset classes and underlying funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 85% equity investments and 15% fixed income investments.  Underlying funds in which the fund invests may include funds advised by Madison and/or its affiliates including MEMBERS Mutual Funds as well as funds within the Madison Mosaic Funds family (the “affiliated underlying funds”). Generally, Madison will not invest more than 75% of the fund’s net assets, at the time of purchase, in affiliated underlying funds. Although actual allocations may vary, the fund’s current asset allocation among asset classes and underlying funds is approximately:

0-10%	money market funds;
0-30%	debt securities, all of which could be in below investment grade debt securities (e.g., bond funds, convertible bond funds and high income funds);
0-90%	equity securities (e.g., U.S. stock funds);
0-70%	foreign securities (e.g., international stock and bond funds); and
0-20%	alternative asset classes (e.g., real estate investment trust funds, natural resources funds, precious metal funds and long/short funds).

Madison may employ multiple analytical approaches to determine the appropriate asset allocation for the fund, including:

·    Asset allocation optimization analysis.  This approach considers the covariance between asset class returns (the degree to which returns in different asset classes do or do not move together), and the fund’s aim to achieve a favorable overall risk profile for any targeted level of portfolio return.

·    Scenario analysis.  This approach analyzes historical and expected return data to model how individual asset classes and combinations of asset classes would affect the fund under different economic and market conditions.

·    Fundamental analysis.  This approach draws upon Madison’s equity and fixed income professionals to judge each asset class against current and forecasted market conditions.  Economic, industry and security level research will be utilized to develop return and risk expectations that may influence asset class selection.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs.  Thus, the fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests.  Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund.  Accordingly, the fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.  Additional risks of owning the fund are set forth below.  You could lose money as a result of your investment.

Asset Allocation Risk.  The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

Market Risk.  The fund, through the underlying funds, is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements.  Certain of the underlying funds may invest in the equity securities of smaller companies, which may fluctuate more in value and be more thinly traded than the general market.

Interest Rate Risk.  To the extent that the fund invests in underlying funds that invest in debt securities, the fund will be subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the market value of income-bearing securities.  When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.

ETF Risks.  The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index.  Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.)  Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Risks of Non-Investment Grade Securities/Foreign Securities.  To the extent that the underlying funds invest in the following securities, the fund may be affected by additional risks relating to those securities:

·         non-investment grade securities; and

·         foreign securities.

Issuers of non-investment grade securities are typically in weak financial health and their ability to pay principal and interest is uncertain.  Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets.  The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance.  Neither the bar chart nor the table reflect charges deducted in connection with variable contracts.  If these charges were reflected, returns would be less than those shown.  The fund’s past performance is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by calling 1-800-670-3600.

The investment adviser waived 0.10% of the 0.30% annualized management fee for the period June 30, 2006 through April 30, 2008.  If the management fee had not been waived, returns for Class I shares would have been lower.

Class II shares performance prior to inception is based on the performance of the fund’s Class I shares and has been restated to take into account the Rule 12b-1 fee charged on the Class II shares.  Index returns shown do not reflect fees, expenses or taxes.   In addition to the S&P 500 broad based market index reflected in the chart below, a custom index is provided that reflects the fund’s asset allocation targets.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class I Shares
Annual Return 2007	rr_AnnualReturn2007	7.69%
Annual Return 2008	rr_AnnualReturn2008	(41.09%)
Annual Return 2009	rr_AnnualReturn2009	27.91%
Annual Return 2010	rr_AnnualReturn2010	11.15%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Calendar Quarter:	2Q 2009	17.13%
Worst Calendar Quarter:	4Q 2008	-23.84%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010
Aggressive Allocation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[9]
Plus: Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.96%
Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.27%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	129
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	403
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	697
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,534
Aggressive Allocation Fund | Class I | Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.15%
Since Inception	rr_AverageAnnualReturnSinceInception	0.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
Aggressive Allocation Fund | Class II
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[9]
Plus: Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.96%
Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.52%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	155
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	480
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	829
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,813
Aggressive Allocation Fund | Class II | Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.87%
Since Inception	rr_AverageAnnualReturnSinceInception	21.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Aggressive Allocation Fund | S&P 500 Index (Since Inception 6/30/2006)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	1.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
Aggressive Allocation Fund | S&P 500 Index (Since Inception 5/1/2009)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	27.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Aggressive Allocation Fund | Aggressive Allocation Fund Custom Index (Since Inception 6/30/2006)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.09%
Since Inception	rr_AverageAnnualReturnSinceInception	3.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
Aggressive Allocation Fund | Aggressive Allocation Fund Custom Index (Since Inception 5/1/2009)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.09%
Since Inception	rr_AverageAnnualReturnSinceInception	25.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY MONEY MARKET FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Money Market Fund seeks high current income from money market instruments consistent with the preservation of capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  Actual expenses may be greater or less than those shown.  The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan.  If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Principal Investment Strategies
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest  $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests exclusively in U.S. dollar-denominated money market securities maturing in thirteen months or less from the date of purchase.  These securities will be obligations of the U.S. Government and its agencies and instrumentalities, but may also include securities issued by U.S. and foreign financial institutions, corporations, municipalities, foreign governments, and multi-national organizations, such as the World Bank.  Under normal market conditions, the fund will maintain at least 80% of its assets in these securities.  At least 95% of the fund’s assets must be rated in the highest short-term category (or its unrated equivalent), and 100% of the fund’s assets must be invested in securities rated in the two highest rating categories.

The fund may invest in U.S. dollar-denominated foreign money market securities, although no more than 25% of the fund’s assets may be invested in these securities unless they are backed by a U.S. parent financial institution.  In addition, the fund may enter into repurchase agreements, engage in short-term trading and purchase securities on a when-issued or forward commitment basis. The fund maintains a dollar-weighted average portfolio maturity of 60 days or less.

To the extent permitted by law and available in the market, the fund may invest in mortgage-backed and asset-backed securities, including those representing pools of mortgage, commercial, or consumer loans originated by credit unions or other financial institutions.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any money market fund, the yield paid by the fund will vary with changes in interest rates.  Generally, if interest rates rise, the market value of income bearing securities will decline.

Due to a number of market influences, yields on short-term U.S. Treasury debt instruments are currently near historical lows.  As a result, yields on the fund are currently at very low levels.  Should net yields (i.e., gross yields minus fund expenses) on the fund appear likely to fall below zero, causing your account value to drop in value, the fund’s adviser and distributor have agreed to waive fees and reimburse fund expenses to the extent necessary to prevent that from happening.  Any such waiver or reimbursement would be voluntary and could be discontinued at any time.  There is no guarantee that the fund will be able to avoid a negative yield.

During unusual periods of credit market illiquidity, it is possible that the fund’s holdings of commercial paper could be subject to principal loss in the event the fund needs to raise cash to meet redemptions.

An investment in the fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the fund attempts to maintain a stable price of  $1.00 per share, there is no assurance that it will be able to do so and it is possible to lose money by investing in the fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance.  Neither the bar chart nor the table reflect charges deducted in connection with variable contracts.  If these charges were reflected, returns would be less than those shown.  The fund’s past performance is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by calling 1-800-670-3600.

The investment adviser waived a portion of its management fee for the period January 12, 2009 through December 31, 2010.  If the management fee had not been waived, returns for Class I and Class II shares would have been lower.  In addition, the distributor waived all or a portion of its distribution fee for the periods May 1, 2009 through December 31, 2010.  If the distribution fee was not waived, returns for Class II shares would have been lower.

Class II shares performance prior to inception is based on the performance of the fund’s Class I shares and has been restated to take into account the Rule 12b-1 fee charged on the Class II shares.  The 90-day U.S. Treasury Bill does not reflect fees, expenses or taxes.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class I Shares
Annual Return 2001	rr_AnnualReturn2001	3.79%
Annual Return 2002	rr_AnnualReturn2002	1.50%
Annual Return 2003	rr_AnnualReturn2003	0.75%
Annual Return 2004	rr_AnnualReturn2004	0.92%
Annual Return 2005	rr_AnnualReturn2005	2.87%
Annual Return 2006	rr_AnnualReturn2006	4.54%
Annual Return 2007	rr_AnnualReturn2007	4.71%
Annual Return 2008	rr_AnnualReturn2008	1.75%
Annual Return 2009	rr_AnnualReturn2009	0.00%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Calendar Quarter:	1Q 2001	1.32%
Worst Calendar Quarter:	All quarters in 2009 and 2010	0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010
Money Market Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[12]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.48%	[4],[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	49
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	154
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	269
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	604
Money Market Fund | Class I | Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	2.18%
10 Years	rr_AverageAnnualReturnYear10	2.06%
Money Market Fund | Class II
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[12]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.73%	[4],[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	75
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	233
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	406
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	906
Money Market Fund | Class II | Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	2.01%
10 Years	rr_AverageAnnualReturnYear10	1.85%
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Money Market Fund | 90-Day U.S. Treasury Bill
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.13%
5 Years	rr_AverageAnnualReturnYear05	2.30%
10 Years	rr_AverageAnnualReturnYear10	2.26%
Since Inception	rr_AverageAnnualReturnSinceInception	0.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Bond Fund seeks to generate a high level of current income, consistent with the prudent limitation of investment risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  Actual expenses may be greater or less than those shown.  The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan.  If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 2% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest  $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund invests at least 80% of its assets in bonds.  To keep current income relatively stable and to limit share price volatility, the fund emphasizes investment grade securities and maintains an intermediate (typically 3-6 year) average portfolio duration.  Duration is a measure of a security’s price sensitivity to changes in interest rates.  The fund also strives to minimize risk in the portfolio by making strategic decisions relating to credit risk and yield curve outlook. The fund may invest in the following instruments:

·   Corporate debt securities:  securities issued by domestic and foreign corporations which have a rating within the four highest categories and, to a limited extent (up to 20% of its assets), in securities not rated within the four highest categories;

·   U.S. Government debt securities:  securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

·   Foreign government debt securities:  securities issued or guaranteed by a foreign government or its agencies or instrumentalities, payable in U.S. dollars, which have a rating within the four highest categories;

·   Non-rated debt securities:  securities issued or guaranteed by corporations, financial institutions, and others which, although not rated by a national rating service, are considered by Madison Asset Management, LLC (“Madison”), the fund’s investment adviser, to have an investment quality equivalent to one of the four highest categories; and

·   Asset-backed, mortgage-backed and commercial mortgage-backed securities:  securities issued or guaranteed by special purpose corporations and financial institutions which represent direct or indirect participation in, or are collateralized by, an underlying pool of assets.  The types of assets that can be “securitized” include residential or commercial mortgages, credit card receivables, automobile loans, and other assets.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Several factors may affect the market price and yield of the fund’s securities, including investor demand and domestic and worldwide economic conditions.  The specific risks of owning the fund are set forth below.  You could lose money as a result of your investment.

Interest Rate Risk.  As with most income funds, the fund is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the market value of income bearing securities.

Liquidity Risk.  The fund is also subject to liquidity risk, which means there may be little or no trading activity for the debt securities in which the fund invests, and that may make it difficult for the fund to value accurately and/or sell those securities.  In addition, liquid debt securities in which the fund invests are subject to the risk that during certain periods their liquidity will shrink or disappear suddenly and without warning as a result of adverse economic, regulatory or market conditions, or adverse investor perceptions.  If the fund experiences rapid, large redemptions during a period in which a substantial portion of its debt securities are illiquid, the fund may be forced to sell those securities at a discount, which could result in significant fund and shareholder losses.

Credit Risk.  The fund is subject to credit risk, which is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due.  The ability of the fund to realize interest under repurchase agreements and pursuant to loans of the fund’s securities is dependent on the ability of the seller or borrower, as the case may be, to perform its obligation to the fund.

Prepayment/Extension Risk.  The fund is subject to prepayment/extension risk, which is the chance that a fall/rise in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the fund’s return.

Non-Investment Grade Security Risk.  To the extent that the fund invests in non-investment grade securities, the fund is also subject to above-average credit, market and other risks.  Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain.  Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance.  Neither the bar chart nor the table reflect charges deducted in connection with variable contracts.  If these charges were reflected, returns would be less than those shown.  The fund’s past performance is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by calling 1-800-670-3600.

Class II shares performance prior to inception is based on the performance of the fund’s Class I shares and has been restated to take into account the Rule 12b-1 fee charged on the Class II shares.  Index returns shown do not reflect fees, expenses or taxes.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class I Shares
Annual Return 2001	rr_AnnualReturn2001	8.32%
Annual Return 2002	rr_AnnualReturn2002	8.55%
Annual Return 2003	rr_AnnualReturn2003	3.05%
Annual Return 2004	rr_AnnualReturn2004	3.36%
Annual Return 2005	rr_AnnualReturn2005	2.51%
Annual Return 2006	rr_AnnualReturn2006	4.01%
Annual Return 2007	rr_AnnualReturn2007	2.05%
Annual Return 2008	rr_AnnualReturn2008	2.86%
Annual Return 2009	rr_AnnualReturn2009	6.50%
Annual Return 2010	rr_AnnualReturn2010	5.92%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Calendar Quarter:	3Q 2001	4.77%
Worst Calendar Quarter:	2Q 2004	-2.55%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010
Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[20]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	57
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	179
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	313
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	701
Bond Fund | Class I | Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.92%
5 Years	rr_AverageAnnualReturnYear05	4.86%
10 Years	rr_AverageAnnualReturnYear10	4.99%
Bond Fund | Class II
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[20]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	450
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,002
Bond Fund | Class II | Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.66%
5 Years	rr_AverageAnnualReturnYear05	4.60%
10 Years	rr_AverageAnnualReturnYear10	4.73%
Since Inception	rr_AverageAnnualReturnSinceInception	6.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Bond Fund | Merrill Lynch U.S. Corporate, Government and Mortgage Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.43%
5 Years	rr_AverageAnnualReturnYear05	5.87%
10 Years	rr_AverageAnnualReturnYear10	5.89%
Since Inception	rr_AverageAnnualReturnSinceInception	6.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY HIGH INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The High Income Fundseeks high current income. The fund also seeks capital appreciation, but only when consistent with its primary goal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  Actual expenses may be greater or less than those shown.  The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan.  If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).   A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 53% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest  $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests primarily in lower-rated, higher-yielding income bearing securities, such as “junk” bonds.  Because the performance of these securities has historically been strongly influenced by economic conditions, the fund may rotate securities selection by business sector according to the economic outlook.  Under normal market conditions, the fund invests at least 80% of its assets in bonds rated lower than investment grade (BBB/Baa) and their unrated equivalents or other high-yielding securities.  Types of bonds and other securities include, but are not limited to, domestic and foreign corporate bonds, debentures, notes, convertible securities, preferred stocks, municipal obligations and government obligations.  The fund may invest in mortgage-backed securities, credit default swaps, total return swaps and bank loans to high yield corporate issuers.  Up to 25% of the fund’s assets may be invested in the securities of issuers in any one industry.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The specific risks of owning the fund are set forth below.  You could lose money as a result of your investment.

Interest Rate/Credit Risks.  The fund is subject to above-average interest rate and credit risks, which are risks that the value of your investment will fluctuate in response to changes in interest rates or an issuer will not honor a financial obligation.  Investors should expect greater fluctuations in share price, yield and total return compared to bond funds holding bonds and other income bearing securities with higher credit ratings and/or shorter maturities.  These fluctuations, whether positive or negative, may be sharp and unanticipated.

Liquidity Risk.  The fund is also subject to liquidity risk, which means there may be little or no trading activity for the debt securities in which the fund invests, and that may make it difficult for the fund to value accurately and/or sell those securities.  In addition, liquid debt securities in which the fund invests are subject to the risk that during certain periods their liquidity will shrink or disappear suddenly and without warning as a result of adverse economic, regulatory or market conditions, or adverse investor perceptions.  If the fund experiences rapid, large redemptions during a period in which a substantial portion of its debt securities are illiquid, the fund may be forced to sell those securities at a discount, which could result in significant fund and shareholder losses.

Non-Investment Grade Security Risk.  Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain.  Compared to issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.  “Junk” bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.

Foreign Security Risk.  Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Bank Loan Risk.  The fund may invest in bank loans to below-investment grade rated corporate issuers via loan participations and assignments.  The purchase of bank loans involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender.

Credit Default and Total Return Swap Risk.  The fund may also invest in credit default and total return swaps.  In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.  Certain categories of swap agreements often have terms of greater than seven days and may be considered illiquid.  Moreover, the fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter- party.  The swaps market is a relatively new market and is largely unregulated.  It is possible that developments in the swaps market, including potential government regulation, could adversely affect the fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Prepayment/Extension Risk.  The fund may also invest in mortgage-backed securities that are subject to prepayment/extension risks, which is the chance that a fall/rise in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the fund’s return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance.  Neither the bar chart nor the table reflect charges deducted in connection with variable contracts.  If these charges were reflected, returns would be less than those shown.  The fund’s past performance is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by calling 1-800-670-3600.

Class II shares performance prior to inception is based on the performance of the fund’s Class I shares and has been restated to take into account the Rule 12b-1 fee charged on the Class II shares.  Index returns shown do not reflect fees, expenses or taxes.  For periods shown prior to February 28, 2005 in the chart below, the fund returns reflect the fund’s performance under the management of the previous subadviser, which was replaced by Shenkman Capital Management, Inc. effective February 28, 2005.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class I Shares
Annual Return 2001	rr_AnnualReturn2001	3.45%
Annual Return 2002	rr_AnnualReturn2002	3.06%
Annual Return 2003	rr_AnnualReturn2003	18.58%
Annual Return 2004	rr_AnnualReturn2004	8.92%
Annual Return 2005	rr_AnnualReturn2005	2.51%
Annual Return 2006	rr_AnnualReturn2006	9.03%
Annual Return 2007	rr_AnnualReturn2007	2.29%
Annual Return 2008	rr_AnnualReturn2008	(14.74%)
Annual Return 2009	rr_AnnualReturn2009	34.29%
Annual Return 2010	rr_AnnualReturn2010	11.73%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Calendar Quarter:	3Q 2009	9.51%
Worst Calendar Quarter:	4Q 2008	-10.47%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010
High Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[11]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.77%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	246
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	428
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	954
High Income Fund | Class I | Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.73%
5 Years	rr_AverageAnnualReturnYear05	7.37%
10 Years	rr_AverageAnnualReturnYear10	7.24%
Since Inception	rr_AverageAnnualReturnSinceInception	none
High Income Fund | Class II
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[11]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.02%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	563
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,248
High Income Fund | Class II | Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.45%
5 Years	rr_AverageAnnualReturnYear05	7.10%
10 Years	rr_AverageAnnualReturnYear10	6.98%
Since Inception	rr_AverageAnnualReturnSinceInception	17.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
High Income Fund | Merrill Lynch U.S. High Yield Master II Constrained Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.07%
5 Years	rr_AverageAnnualReturnYear05	8.83%
10 Years	rr_AverageAnnualReturnYear10	8.75%
Since Inception	rr_AverageAnnualReturnSinceInception	29.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Diversified Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY DIVERSIFIED INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Diversified Income Fund seeks a high total return through the combination of income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  Actual expenses may be greater or less than those shown.  The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan.  If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs.    These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest  $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund seeks income by investing in a broadly diversified array of securities including bonds, common stocks, real estate securities, foreign market bonds and stocks and money market instruments.  Bonds, stock and cash components will vary, reflecting the portfolio managers’ judgments of the relative availability of attractively yielding and priced stocks and bonds.  Generally, however, bonds (including investment grade, high yield and mortgage- or asset-backed) will constitute up to 80% of the fund’s assets, stocks (common, preferred and convertible bonds) will constitute up to 70% of the fund’s assets, real estate securities will constitute up to 25% of the fund’s assets, foreign (including emerging market) stocks and bonds will constitute up to 25% of the fund’s assets and money market instruments may constitute up to 25% of the fund’s assets.  Although the fund is permitted to invest up to 80% of its assets in lower credit quality bonds, under normal circumstances, the fund intends to limit the investment in lower credit quality bonds to less than 50% of the fund’s assets.  The balance between the two strategies of the fund—i.e., fixed income investing and equity investing—is determined after reviewing the risks associated with each type of investment, with the goal of meaningful risk reduction as market conditions demand.

The fund may also invest in exchange traded funds (“ETFs”) that are registered investment companies and may also write (sell) covered call options, when deemed appropriate by the portfolio managers, in order to generate additional income through the collection of option premiums.

The fund typically sells a stock when the fundamental expectations for producing competitive yields at an acceptable level of price risk no longer apply, the price exceeds its intrinsic value or other stocks appear more attractive.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any fund that invests in stocks, bonds, real estate investment trusts and foreign securities, the fund is subject to market, interest rate and foreign market risks.  To the extent that it invests in non-investment grade securities and mortgage-backed securities, the fund may be affected by additional risks relating to these securities.  Additional risks of owning the fund are set forth below.  You could lose money as a result of your investment.

Market Risk.  The fund is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements.

Interest Rate Risk.  The fund is subject to interest rate risk, which is the risk that the value of your investment will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the market value of income-bearing securities.  When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.

Foreign Security Risk.  Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Non-Investment Grade Security Risk.  Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain.  Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.  “Junk” bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.

Mortgage-Backed Security Risk.  Mortgage-backed securities are subject to prepayment/extension risk, which is the chance that a rise or fall in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, typically reducing the underlying fund’s return.

Option Risk.  As the writer of a covered call option, the fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. The writer of an option also has no control over the time when it may be required to fulfill its obligation as a writer of the option.  Once an option writer has received an exercise notice, it may not be able to effect a closing purchase transaction in order to terminate its obligation under the option and must then deliver the underlying security at the exercise price. There can be no assurance that a liquid market will exist when the fund seeks to close out an option position.  If the fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance.  Neither the bar chart nor the table reflect charges deducted in connection with variable contracts.  If these charges were reflected, returns would be less than those shown.  The fund’s past performance is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by calling 1-800-670-3600.

Class II shares performance prior to inception is based on the performance of the fund’s Class I shares and has been restated to take into account the Rule 12b-1 fee charged on the Class II shares.  Index returns shown do not reflect fees, expenses or taxes.  For the periods shown prior to May 1, 2007 in the chart below, the fund returns reflect the fund’s performance prior to the change in investment strategy from the Balanced Fund to the Diversified Income Fund.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class I Shares
Annual Return 2001	rr_AnnualReturn2001	(3.07%)
Annual Return 2002	rr_AnnualReturn2002	(11.13%)
Annual Return 2003	rr_AnnualReturn2003	16.82%
Annual Return 2004	rr_AnnualReturn2004	8.34%
Annual Return 2005	rr_AnnualReturn2005	3.89%
Annual Return 2006	rr_AnnualReturn2006	9.98%
Annual Return 2007	rr_AnnualReturn2007	2.51%
Annual Return 2008	rr_AnnualReturn2008	0.00%
Annual Return 2009	rr_AnnualReturn2009	10.74%
Annual Return 2010	rr_AnnualReturn2010	12.04%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Calendar Quarter:	2Q 2003	9.98%
Worst Calendar Quarter:	3Q 2002	-8.46%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010
Diversified Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[19]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	230
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	401
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	894
Diversified Income Fund | Class I | Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.04%
5 Years	rr_AverageAnnualReturnYear05	3.95%
10 Years	rr_AverageAnnualReturnYear10	3.23%
Diversified Income Fund | Class II
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[19]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.97%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	309
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	536
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,190
Diversified Income Fund | Class II | Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.77%
5 Years	rr_AverageAnnualReturnYear05	3.69%
10 Years	rr_AverageAnnualReturnYear10	2.97%
Since Inception	rr_AverageAnnualReturnSinceInception	15.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Diversified Income Fund | Merrill Lynch U.S. Corporate, Government and Mortgage Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.43%
5 Years	rr_AverageAnnualReturnYear05	5.87%
10 Years	rr_AverageAnnualReturnYear10	5.89%
Since Inception	rr_AverageAnnualReturnSinceInception	6.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Diversified Income Fund | Russell 1000® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.10%
5 Years	rr_AverageAnnualReturnYear05	2.59%
10 Years	rr_AverageAnnualReturnYear10	1.83%
Since Inception	rr_AverageAnnualReturnSinceInception	28.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY EQUITY INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Equity Income Fund seeks to provide consistent total return and, secondarily, to provide a high level of income and gains from option premiums.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  Actual expenses may be greater or less than those shown.  The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan.  If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  From the fund’s inception date of April 30, 2010 through the most recent fiscal year end, the portfolio turnover rate was 49% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest  $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests, under normal conditions, primarily in common stocks of large- and mid-capitalization issuers that are, in the view of the fund’s investment adviser, selling at a reasonable price in relation to their long-term earnings growth rates.

Under normal market conditions, the fund will seek to generate current earnings from option premiums by writing (selling) covered call options on a substantial portion of its portfolio securities.  The fund seeks to produce a high level of current income and current gains generated from option writing premiums and, to a lesser extent, from dividends.  Under normal market conditions, the fund will invest at least 80% of its total assets in common stocks, with at least 65% of this amount invested in common stocks of large capitalization issuers that met the fund’s selection criteria.  The fund may invest the remainder of its common stock investments in companies that meet the fund’s selection criteria but whose market capitalization is considered to be middle sized or “mid-cap” (generally, stocks with a market capitalization similar to those companies in the Russell Midcap® Index).  The fund’s investment adviser will allocate the fund’s assets among stocks in sectors of the economy based upon the investment adviser’s views on forward earnings growth rates, adjusted to reflect the investment adviser’s views on economic and market conditions and sector risk factors.

The fund will employ an option strategy of writing covered call options on a substantial portion of the common stocks in its portfolio.  The extent of option writing activity will depend upon market conditions and the investment adviser’s ongoing assessment of the attractiveness of writing call options on the fund’s stock holdings. In addition to providing income, covered call writing helps to reduce the volatility (and risk profile) of the fund by providing downside protection.  Due to the nature of this fund, when options are exercised and stocks are called away, the fund will see its cash position materially increase.

In addition to its covered call strategy, the fund may, to a lesser extent (not more than 20% of its total assets), pursue an option strategy that includes the writing of both put options and call options on certain of the common stocks in the fund’s portfolio.  To seek to offset some of the risk of a larger potential decline in the event the overall stock market has a sizable short-term or intermediate-term decline, the fund may, to a limited extent (not more than 2% of its total assets) purchase put options on broad-based securities indices (such as the S&P 500, S&P MidCap 400 or other indices deemed suitable) or certain exchange traded funds (“ETFs”) that trade like common stocks but represent such market indices.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The specific risks of owning the fund are set forth below.  You could lose money as a result of your investment.

Investment Risk.  An investment in the fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.  An investment in the fund represents an indirect investment in the securities owned by the fund, a majority of which are traded on a national securities exchange or in the over-the-counter markets.  The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably.  Your investment at any point in time may be worth less than your original investment, even after taking into account the reinvestment of fund distributions.

Equity Risk.  Substantially all of the fund’s assets will be invested in common stocks and (to a lesser extent) preferred equity securities, and therefore a principal risk of investing in the fund is equity risk.  Equity risk is the risk that securities held by the fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the fund participate, and the particular circumstances and performance of particular companies whose securities the fund holds.  In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Option Risk.  There are several risks associated with transactions in options on securities, as follows:

 There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives.

  As the writer of a covered call option, the fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline.
  The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option.  Once an option writer has received an exercise notice, it may not be able to effect a closing purchase transaction in order to terminate its obligation under the option and must then deliver the underlying security at the exercise price.
  There can be no assurance that a liquid market will exist when the fund seeks to close out an option position.  If the fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.
  The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.
  The value of call options will be affected by changes in the value and dividend rates of the underlying common stocks, an increase in interest rates, changes in the actual or perceived volatility of the stock market and the underlying common stocks and the remaining time to the options’ expiration.  Additionally, the exercise price of an option may be adjusted downward before the option’s expiration as a result of the occurrence of events affecting the underlying equity security.  A reduction in the exercise price of an option would reduce the fund’s capital appreciation potential on the underlying security.
  When the fund writes covered put options, it bears the risk of loss if the value of the underlying stock declines below the exercise price.  If the option is exercised, the fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise.  Also, while the fund’s potential gain in writing a covered put option is limited to the interest earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the fund risks a loss equal to the entire value of the stock.
  If a put option purchased by the fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price, the fund will lose its entire investment in the option.

The fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded.  The number of options which the fund may write or purchase may be affected by options written or purchased by other clients of the fund’s investment adviser or its affiliates.

Tax Risk.  The fund will generate taxable income and therefore is subject to tax risk.  In addition to option premium income, most or all of the gains from the sale of the underlying securities held by the fund on which options are written may be short-term capital gains taxed at ordinary income rates in any particular year.  Because the fund does not have control over the exercise of the call options it writes, such exercises or other required sales of the underlying stocks may force the fund to realize capital gains or losses at inopportune times.  The fund’s transactions in options are subject to special and complex U.S. federal income tax provisions that may, among other things, (i) treat dividends that would otherwise constitute qualified dividend income as non-qualified dividend income, (ii) treat dividends that would otherwise be eligible for the corporate dividends-received deduction as ineligible for such treatment, (iii) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (iv) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (v) convert an ordinary loss or deduction into a capital loss (the deductibility of which is more limited), and (vi) cause the fund to recognize income or gain without a corresponding receipt of cash.

Mid-Cap Company Risk.  The fund’s investments in mid-capitalization companies may entail greater risks than investments in larger, more established companies.  Mid-capitalization companies tend to have narrower product lines, fewer financial resources and a more limited trading market for their securities, as compared to larger companies.  They may also experience greater price volatility than securities of larger capitalization companies because growth prospects for these companies may be less certain and the market for such securities may be smaller.  Some growth-oriented companies may not have established financial histories; often have limited product lines, markets or financial resources; may depend on a few key personnel for management; and may be susceptible to losses and risks of bankruptcy.

Active Trading Risk.  Because the fund may engage in active and frequent trading of portfolio securities to achieve the fund’s investment objective, the fund may have increased costs, which can lower the actual return of the fund.  Active trading may also increase short-term gains and losses, which may affect taxes that must be paid.

Concentration Risk.  To the extent that the fund makes substantial investments in a single sector, the fund will be more susceptible to adverse economic or regulatory occurrences affecting those sectors.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance -- Performance information is not provided because the fund is new.
Equity Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.92%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	294
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	510
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,132
Equity Income Fund | Class II
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.17%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	119
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	372
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	644
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,422
Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY LARGE CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Large Cap Value Fund seeks long-term capital growth, with income as a secondary consideration.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  Actual expenses may be greater or less than those shown.    The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan.  If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 63% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest  $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund will, under normal market conditions, maintain at least 80% of its assets in large cap stocks (generally, stocks with a market capitalization of the companies represented in the Russell 1000® Value Index).  The fund follows what is known as a “value” approach, which generally means that the manager seeks to invest in stocks at prices below their perceived intrinsic value as estimated based on fundamental analysis of the issuing company and its prospects.  By investing in value stocks, the fund attempts to limit the downside risk over time but may also produce smaller gains than other stock funds if their intrinsic values are not realized by the market or if growth-oriented investments are favored by investors.  The fund will diversify its holdings among various industries and among companies within those industries.  The fund may also invest in warrants, convertible securities, preferred stocks and debt securities (including non-investment grade debt securities).  The fund may invest up to 25% of its assets in foreign securities, including American Depository Receipts (“ADRs”), and may invest in exchange traded funds (“ETFs”) that are registered investment companies.

The fund typically sells a stock when the fundamental expectations for buying it no longer apply, the price exceeds its intrinsic value or other stocks appear more attractively priced relative to their intrinsic values.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any fund that invests in stocks and also seeks income, this fund is subject to market risk and, to a lesser extent, interest rate risk, meaning the value of your investment will fluctuate in response to stock market and interest rate movements.  The fund’s investments may rise and/or fall based upon investor perception and attitude rather than economic valuations.  You could lose money as a result of your investment.  Additional risks associated with owning the fund are set forth below.

Value Investing Risk.  The fund primarily invests in “value” oriented stocks which may help limit the risk of negative portfolio returns.  However, these “value” stocks are subject to the risk that their perceived intrinsic values may never be realized by the market, and to the risk that, although the stock is believed to be undervalued, it is actually appropriately priced or overpriced due to unanticipated problems associated with the issuer or industry.

Foreign Security Risk.  Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets.  The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance.  Neither the bar chart nor the table reflect charges deducted in connection with variable contracts.  If these charges were reflected, returns would be less than those shown.  The fund’s past performance is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by calling 1-800-670-3600.

Class II shares performance prior to inception is based on the performance of the fund’s Class I shares and has been restated to take into account the Rule 12b-1 fee charged on the Class II shares.  Index returns shown do not reflect fees, expenses or taxes.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class I Shares
Annual Return 2001	rr_AnnualReturn2001	(10.71%)
Annual Return 2002	rr_AnnualReturn2002	(21.55%)
Annual Return 2003	rr_AnnualReturn2003	25.89%
Annual Return 2004	rr_AnnualReturn2004	12.43%
Annual Return 2005	rr_AnnualReturn2005	5.58%
Annual Return 2006	rr_AnnualReturn2006	20.55%
Annual Return 2007	rr_AnnualReturn2007	0.60%
Annual Return 2008	rr_AnnualReturn2008	(35.99%)
Annual Return 2009	rr_AnnualReturn2009	16.79%
Annual Return 2010	rr_AnnualReturn2010	8.29%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Calendar Quarter:	2Q 2003	16.91%
Worst Calendar Quarter:	4Q 2008	-20.99%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010
Large Cap Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[10]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.62%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	63
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	199
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	346
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	774
Large Cap Value Fund | Class I | Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.29%
5 Years	rr_AverageAnnualReturnYear05	(0.37%)
10 Years	rr_AverageAnnualReturnYear10	0.27%
Large Cap Value Fund | Class II
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[10]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	278
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	482
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,073
Large Cap Value Fund | Class II | Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.02%
5 Years	rr_AverageAnnualReturnYear05	(0.62%)
10 Years	rr_AverageAnnualReturnYear10	0.02%
Since Inception	rr_AverageAnnualReturnSinceInception	20.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Large Cap Value Fund | Russell 1000® Value Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.51%
5 Years	rr_AverageAnnualReturnYear05	1.28%
10 Years	rr_AverageAnnualReturnYear10	3.26%
Since Inception	rr_AverageAnnualReturnSinceInception	27.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY LARGE CAP GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Large Cap Growth Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  Actual expenses may be greater or less than those shown.  The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan.  If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 78% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest  $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests primarily in common stocks of larger companies and will, under normal market conditions, maintain at least 80% of its assets in such large cap stocks (generally, stocks with a market capitalization of the companies in the Russell 1000® Growth Index).  The fund seeks stocks that have low market prices relative to their perceived growth capabilities as estimated based on fundamental analysis of the issuing companies and their prospects.  This is sometimes referred to as a “growth” approach.  Relative to the Large Cap Value Fund, the Large Cap Growth Fund typically will seek more earnings growth capability in the stocks it purchases, and may include some companies undergoing more significant changes in their operations or experiencing significant changes in their markets.  The fund will diversify its holdings among various industries and among companies within those industries.  The fund may also invest in warrants, preferred stocks and convertible securities, and may invest up to 25% of its assets in foreign securities, including American Depository Receipts (“ADRs”), of emerging market securities.  The fund may invest in exchange traded funds (“ETFs”) that are registered investment companies.  The Fund has an active trading strategy which will lead to more portfolio turnover than a more passively-managed fund.

The fund typically sells a stock when the fundamental expectations for buying it no longer apply, the price exceeds its perceived value or other stocks appear more attractively priced relative to their prospects.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any fund that invests in equity securities, this fund is subject to market risk, the risk that the value of an investment may fluctuate in response to stock market movements.  You could lose money as a result of your investment.  Additional risks associated with owning the fund are set forth below.

Growth Investing Risk.  Due to its focus on stocks that may appreciate in value and lack of emphasis on those that provide current income, this fund will typically experience greater volatility over time than the Large Cap Value Fund.

Foreign Security Risk.  Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets.  The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Active Trading Risk.  Because of the fund’s strategy to engage in active and frequent trading of portfolio securities to achieve the fund’s investment objective, the fund may have increased costs, which can lower the actual return of the fund.  Active trading may also increase short-term gains and losses, which may affect taxes that must be paid.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance.  Neither the bar chart nor the table reflect charges deducted in connection with variable contracts.  If these charges were reflected, returns would be less than those shown.  The fund’s past performance is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by calling 1-800-670-3600.

Class II shares performance prior to inception is based on the performance of the fund’s Class I shares and has been restated to take into account the Rule 12b-1 fee charged on the Class II shares.  Index returns shown do not reflect fees, expenses or taxes.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class I Shares
Annual Return 2001	rr_AnnualReturn2001	(9.11%)
Annual Return 2002	rr_AnnualReturn2002	(31.41%)
Annual Return 2003	rr_AnnualReturn2003	29.13%
Annual Return 2004	rr_AnnualReturn2004	8.94%
Annual Return 2005	rr_AnnualReturn2005	2.42%
Annual Return 2006	rr_AnnualReturn2006	7.88%
Annual Return 2007	rr_AnnualReturn2007	12.36%
Annual Return 2008	rr_AnnualReturn2008	(37.20%)
Annual Return 2009	rr_AnnualReturn2009	37.98%
Annual Return 2010	rr_AnnualReturn2010	12.13%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Calendar Quarter:	4Q 2001	16.84%
Worst Calendar Quarter:	4Q 2008	-21.54%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010
Large Cap Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[21]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	262
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	455
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,014
Large Cap Growth Fund | Class I | Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.13%
5 Years	rr_AverageAnnualReturnYear05	3.32%
10 Years	rr_AverageAnnualReturnYear10	0.56%
Large Cap Growth Fund | Class II
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[21]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	109
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	340
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	590
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,306
Large Cap Growth Fund | Class II | Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.85%
5 Years	rr_AverageAnnualReturnYear05	3.07%
10 Years	rr_AverageAnnualReturnYear10	0.31%
Since Inception	rr_AverageAnnualReturnSinceInception	22.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Large Cap Growth Fund | Russell 1000® Growth Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.71%
5 Years	rr_AverageAnnualReturnYear05	3.75%
10 Years	rr_AverageAnnualReturnYear10	0.02%
Since Inception	rr_AverageAnnualReturnSinceInception	28.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY MID CAP FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Mid Cap Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  Actual expenses may be greater or less than those shown.  The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan.  If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest  $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests generally in common stocks, securities convertible into common stocks and related equity securities of midsize companies (generally, stocks with a market capitalization similar to those companies in the Russell Midcap® Index).  Under normal market conditions, the fund will maintain at least 80% of its assets in such mid cap securities.  However, the fund will not automatically sell a stock just because its market capitalization has changed and such positions may be increased through additional purchases.  The fund seeks attractive long-term returns through bottom-up security selection based on fundamental analysis in a diversified portfolio of high-quality growth companies with attractive valuations.  These will typically be industry leading companies in niches with strong growth prospects.  The fund’s portfolio manager believes in selecting stocks for the fund that show steady, sustainable growth and reasonable valuation.  As a result, stocks of issuers that are believed to have a blend of both value and growth potential will be selected for investment (this strategy is referred to as “growth at a reasonable price” or “GARP”).  The fund may also invest in exchange traded funds (“ETFs”) that are registered investment companies, warrants, preferred stocks and debt securities, including non-investment grade convertible debt securities, and up to 25% of its assets in foreign securities.  Stocks are generally sold when target prices are reached, company fundamentals deteriorate or more attractive stocks are identified.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any fund that invests in equity securities, this fund is subject to market risk, the risk that the value of an investment will fluctuate in response to stock market movements.  You could lose money as a result of your investment.  Additional risks associated with owning the fund are set forth below.

Mid Cap Risk.  The fund’s investments in midsize companies may entail greater risks than investments in larger, more established companies.  Midsize companies tend to have narrower product lines, fewer financial resources and a more limited trading market for their securities, as compared to larger companies.  They may also experience greater price volatility than securities of larger capitalization companies because growth prospects for these companies may be less certain and the market for such securities may be smaller.  Some midsize companies may not have established financial histories; may have limited product lines, markets or financial resources; may depend on a few key personnel for management; and may be susceptible to losses and risks of bankruptcy.

Foreign Security Risk.  To the extent that the fund invests in other higher-risk securities, it takes on additional risks that could adversely affect its performance.  For example, to the extent the fund invests in foreign securities, the fund will be subject to risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance.  Neither the bar chart nor the table reflect charges deducted in connection with variable contracts.  If these charges were reflected, returns would be less than those shown.  The fund’s past performance is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by calling 1-800-670-3600.

Class II shares performance prior to inception is based on the performance of the fund’s Class I shares and has been restated to take into account the Rule 12b-1 fee charged on the Class II shares.  Index returns shown do not reflect fees, expenses or taxes.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class I Shares
Annual Return 2001	rr_AnnualReturn2001	(30.89%)
Annual Return 2002	rr_AnnualReturn2002	(25.21%)
Annual Return 2003	rr_AnnualReturn2003	33.41%
Annual Return 2004	rr_AnnualReturn2004	13.41%
Annual Return 2005	rr_AnnualReturn2005	8.75%
Annual Return 2006	rr_AnnualReturn2006	11.38%
Annual Return 2007	rr_AnnualReturn2007	8.44%
Annual Return 2008	rr_AnnualReturn2008	(46.89%)
Annual Return 2009	rr_AnnualReturn2009	47.28%
Annual Return 2010	rr_AnnualReturn2010	20.12%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Calendar Quarter:	3Q 2009	21.55%
Worst Calendar Quarter:	4Q 2008	-23.32%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010
Mid Cap Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[18]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.91%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	290
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	504
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,120
Mid Cap Fund | Class I | Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.12%
5 Years	rr_AverageAnnualReturnYear05	2.56%
10 Years	rr_AverageAnnualReturnYear10	(0.35%)
Mid Cap Fund | Class II
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[18]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.16%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	368
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	638
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,409
Mid Cap Fund | Class II | Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.82%
5 Years	rr_AverageAnnualReturnYear05	2.30%
10 Years	rr_AverageAnnualReturnYear10	(0.60%)
Since Inception	rr_AverageAnnualReturnSinceInception	28.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Mid Cap Fund | Russell Midcap® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.48%
5 Years	rr_AverageAnnualReturnYear05	4.66%
10 Years	rr_AverageAnnualReturnYear10	6.54%
Since Inception	rr_AverageAnnualReturnSinceInception	36.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY SMALL CAP FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Small Cap Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  Actual expenses may be greater or less than those shown.  The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan.  If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest  $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests primarily in a diversified mix of common stocks of small cap U.S. companies that are believed to be undervalued by various measures and offer sound prospects for capital appreciation.  For purposes of this fund, “small cap companies” are those with market capitalizations that are within the range of capitalizations of companies represented either the S&P SmallCap 600 Index or the Russell 2000® Index.  The subadviser employs a value-oriented investment approach in selecting stocks, using proprietary fundamental research to identify securities of issuers the subadviser believes have attractive valuations.  The subadviser focuses on companies with a record of above average rates of profitability that sell at a discount relative to the overall small cap market.  Through fundamental research, the subadviser seeks to identify those companies which possess one or more of the following characteristics: sustainable competitive advantages within a market niche; strong profitability and free cash flows; strong market share positions and trends; quality of and share ownership by management; and financial structures that are more conservative than the relevant industry average.  The fund may invest up to 25% of its assets in foreign securities.  The fund may also invest in exchange traded funds (“ETFs”) that are registered investment companies.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any fund that invests in equity securities, this fund is subject to market risk, the risk that the value of an investment will fluctuate in response to stock market movements.  You could lose money as a result of your investment.  Additional risks associated with owning the fund are set forth below.

Small Cap Risk—Price Volatility.  Due to its focus on small cap companies, the fund may experience significant volatility over time.  Small companies tend to have narrower product lines, fewer financial resources and a more limited trading market for their securities, as compared to larger companies.  The securities of smaller companies also experience greater price volatility than securities of larger capitalization companies.

Small Cap Risk—Illiquidity.  During certain periods, the liquidity of the securities of small cap companies may shrink or disappear suddenly and without warning as a result of adverse economic or market conditions, or adverse investor perceptions. This liquidity risk could translate into losses for the fund if it has to sell illiquid securities at a disadvantageous time. The costs of purchasing or selling securities of small capitalization companies are often greater than those of more widely traded securities.  Securities of smaller capitalization companies can also be difficult to value.

Value Investing Risk.  A “value” approach to investing includes the risks that a stock’s perceived intrinsic value may never be realized by the market, and that a stock that is believed to be undervalued actually is appropriately priced or overpriced due to unanticipated problems associated with the issuer or industry.  There is also the possibility that the fund may underperform (relative to its benchmark) when speculative, growth securities dominate performance in the Russell 2000® Index.

Foreign Security Risk.  Investing in foreign securities involves certain special considerations and additional risks which are not typically associated with investing in securities of domestic issuers or U.S. dollar denominated securities.  These risks may make the fund more volatile than a comparable domestic stock fund.  For example, foreign securities are typically subject to: Fluctuations in currency exchange rates;  higher trading and custody charges compared to securities of U.S. companies; different accounting and reporting practices than U.S. companies--as a result, it is often more difficult to evaluate financial information from foreign issuers.  Also the laws of some foreign countries limit the information that is made available to investors; less stringent securities regulations that those of the U.S.; potential political instability; and potential economic instability--the economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation and industry diversification. Such differences may cause the economies of these countries to be less stable than the U.S. economy and may make them more sensitive to economic fluctuations.  The risks of international investing are higher in emerging markets such as those of Latin America, Africa, Asia and Eastern Europe.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance.  Neither the bar chart nor the table reflect charges deducted in connection with variable contracts.  If these charges were reflected, returns would be less than those shown.  The fund’s past performance is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by calling 1-800-670-3600.

Class II shares performance prior to inception is based on the performance of the fund’s Class I shares and has been restated to take into account the Rule 12b-1 fee charged on the Class II shares.  Index returns shown do not reflect fees, expenses or taxes.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class I Shares
Annual Return 2008	rr_AnnualReturn2008	(25.54%)
Annual Return 2009	rr_AnnualReturn2009	31.56%
Annual Return 2010	rr_AnnualReturn2010	26.80%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Calendar Quarter:	3Q 2009	21.55%
Worst Calendar Quarter:	4Q 2008	-23.32%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010
Small Cap Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[7]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	353
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	612
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,352
1 Year	rr_AverageAnnualReturnYear01	26.80%
Since Inception	rr_AverageAnnualReturnSinceInception	3.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Small Cap Fund | Class II
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[7]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	138
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	431
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	745
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,635
1 Year	rr_AverageAnnualReturnYear01	26.48%
Since Inception	rr_AverageAnnualReturnSinceInception	35.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Small Cap Fund | Russell 2000® Index(Since Inception5/1/2007)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.85%
Since Inception	rr_AverageAnnualReturnSinceInception	0.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2007
Small Cap Fund | Russell 2000® Index(Since Inception5/1/2009)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.85%
Since Inception	rr_AverageAnnualReturnSinceInception	34.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
International Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY INTERNATIONAL STOCK FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The International Stock Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  Actual expenses may be greater or less than those shown.  The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan.  If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 79% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest  $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its assets in foreign equity securities.  Foreign equity securities are securities that are issued by companies organized or whose principal operations are outside the U.S., are principally traded outside of the U.S., or are quoted or denominated in a foreign currency.  Equity securities include common stocks, securities convertible into common stocks, preferred stocks, and other securities representing equity interests such as American Depository Receipts (“ADRs”), receipts typically issued by a U.S. financial institution which evidence ownership of underlying securities of foreign corporate issuers, European Depository Receipts (“EDRs”) and Global Depository Receipts (“GDRs”).  EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. financial institution similar to that for ADRs and are designed for use in non-U.S. securities markets.  The fund may also invest in debt securities, foreign money market instruments, and other income bearing securities as well as forward foreign currency exchange contracts and other derivative securities and contracts.  The fund usually holds securities of issuers located in at least three countries other than the U.S.

Typically, a majority of the fund’s assets are invested in relatively large capitalization stocks of issuers located or operating in developed countries.  Such securities are those issued by companies located in countries included in the Morgan Stanley Capital International, Europe, Australasia, and Far East (“MSCI EAFE”) Index.  The fund may also invest up to 30% of its assets in securities of companies whose principal business activities are located in emerging market countries.  The subadviser typically maintains this segment of the fund’s portfolio in such stocks which it believes have a low market price relative to their perceived value based on fundamental analysis of the issuing company and its prospects.  This is sometimes referred to as a “value” approach.  It may also invest in foreign debt and other income bearing securities at times when it believes that income bearing securities have greater capital appreciation potential than equity securities.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any fund investing in stocks, the fund is subject to market risk, the risk that the value of an investment will fluctuate in response to stock market movements.  You could lose money as a result of your investment.  Additional risks associated with owning the fund are set forth below.

Foreign Security Risk.  Investing in foreign securities involves certain special considerations and additional risks which are not typically associated with investing in securities of domestic issuers or U.S. dollar denominated securities.  These risks may make the fund more volatile than a comparable domestic stock fund.  For example, foreign securities are typically subject to:

·      Fluctuations in currency exchange rates.

·      Higher trading and custody charges compared to securities of U.S. companies.

·      Different accounting and reporting practices than U.S. companies.  As a result, it is often more difficult to evaluate financial information from foreign issuers.  Also, the laws of some foreign countries limit the information that is made available to investors.

·      Less stringent securities regulations than those of the U.S.

·      Potential political instability.

·      Potential economic instability.  The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation and industry diversification.  Such differences may cause the economies of these countries to be less stable than the U.S. economy and may make them more sensitive to economic fluctuations.

The risks of international investing are higher in emerging markets such as those of Latin America, Africa, Asia and Eastern Europe.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance.  Neither the bar chart nor the table reflect charges deducted in connection with variable contracts.  If these charges were reflected, returns would be less than those shown.  The fund’s past performance is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by calling 1-800-670-3600.

Class II shares performance prior to inception is based on the performance of the fund’s Class I shares and has been restated to take into account the Rule 12b-1 fee charged on the Class II shares.  Index returns shown do not reflect fees, expenses or taxes.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class I Shares
Annual Return 2001	rr_AnnualReturn2001	(18.46%)
Annual Return 2002	rr_AnnualReturn2002	(7.98%)
Annual Return 2003	rr_AnnualReturn2003	33.61%
Annual Return 2004	rr_AnnualReturn2004	20.48%
Annual Return 2005	rr_AnnualReturn2005	16.53%
Annual Return 2006	rr_AnnualReturn2006	24.19%
Annual Return 2007	rr_AnnualReturn2007	11.42%
Annual Return 2008	rr_AnnualReturn2008	(38.62%)
Annual Return 2009	rr_AnnualReturn2009	27.90%
Annual Return 2010	rr_AnnualReturn2010	7.09%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Calendar Quarter:	2Q 2009	22.70%
Worst Calendar Quarter:	3Q 2002	-17.19%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010
International Stock Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[14]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.22%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	124
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	387
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	670
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,477
International Stock Fund | Class I | Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.09%
5 Years	rr_AverageAnnualReturnYear05	3.07%
10 Years	rr_AverageAnnualReturnYear10	5.06%
International Stock Fund | Class II
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[14]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.47%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	150
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	465
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	803
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,757
International Stock Fund | Class II | Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.83%
5 Years	rr_AverageAnnualReturnYear05	2.82%
10 Years	rr_AverageAnnualReturnYear10	4.79%
Since Inception	rr_AverageAnnualReturnSinceInception	23.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
International Stock Fund | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.21%
5 Years	rr_AverageAnnualReturnYear05	2.94%
10 Years	rr_AverageAnnualReturnYear10	3.94%
Since Inception	rr_AverageAnnualReturnSinceInception	26.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Target Retirement 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY TARGET RETIREMENT 2020 FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Target Retirement 2020 Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  Actual expenses may be greater or less than those shown.  The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan.  If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 51% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest  $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests primarily in shares of other registered investment companies (the “underlying funds”) according to an asset allocation strategy developed by Madison Asset Management, LLC (“Madison”), the fund’s investment adviser, for investors planning to retire in or within a few years of 2020.  Over time, the fund’s asset allocation will become more conservative until it reaches approximately 15-30% in stock funds and 70-85% in bond funds.  The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.  Although the actual allocations may vary, the fund’s current asset allocation among asset classes and underlying funds is approximately:

0-10%	money market funds;
30-60%	U.S. and international bond funds;
0-15%	high income funds;
30-60%	U.S. stock funds;
5-20%	international stock funds; and
0-15%	other funds.

On a periodic basis, Madison will evaluate and sometimes revise the fund's asset allocations, including revising the asset class weightings and adding and/or removing underlying funds. Madison will also monitor the underlying funds on an ongoing basis and may increase or decrease the fund's investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, risk profile, and investment process.

Underlying funds in which the fund invests may include underlying funds advised by Madison and/or its affiliates, including MEMBERS Mutual Funds as well as funds within the Madison Mosaic Funds family (the “affiliated underlying funds”), as well as exchange traded funds (“ETFs”).  Generally, Madison will not invest more than 50% of the fund’s net assets, at the time of purchase, in affiliated underlying funds.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs.  Thus, the fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests.  Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund.  Accordingly, the fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.  You could lose money as a result of your investment.  Additional risks of owing the fund are as follows:

Asset Allocation Risk.  The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform compared to other funds with a similar investment objective.

Market and Financial Risk.  The fund  is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements.  The equity investments of underlying funds also subject the fund to financial risk, which is the risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the security’s value.

Income Volatility, Interest Rate Risk and Credit Risk.  The fund, through the underlying funds, is subject to income volatility, interest rate risk and credit risk.  Income volatility refers to the degree and speed with which changes in prevailing market interest rates diminish the level of current income from a portfolio of income-bearing securities.  Interest rate risk is the risk that the value of your investment will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the market value of income-bearing securities.  When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.  Credit risk is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due.

Non-Investment Grade Security Risk.  To the extent that the fund invests in underlying funds that invest in non-investment grade securities, the fund is subject to above-average credit, market and other risks.  Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain.  Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.

ETF Risks.  The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index.  Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.)  Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Foreign Security Risk.  Investments of underlying funds that invest in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets.  The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance.  Neither the bar chart nor the table reflect charges deducted in connection with variable contracts.  If these charges were reflected, returns would be less than those shown.  The fund’s past performance is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by calling 1-800-670-3600.  Index returns shown do not reflect fees, expenses or taxes.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class I Shares
Annual Return 2008	rr_AnnualReturn2008	(35.31%)
Annual Return 2009	rr_AnnualReturn2009	28.93%
Annual Return 2010	rr_AnnualReturn2010	9.01%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Calendar Quarter:	2Q 2009	15.29%
Worst Calendar Quarter:	4Q 2008	-19.67%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010
Target Retirement 2020 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[17],[22]
Plus: Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.21%	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	312
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	542
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,201
Target Retirement 2020 Fund | Class I | Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.01%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.47%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007
Target Retirement 2020 Fund | Dow Jones Global Target 2020 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.26%
Since Inception	rr_AverageAnnualReturnSinceInception	1.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007
Target Retirement 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY TARGET RETIREMENT 2030 FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Target Retirement 2030 Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  Actual expenses may be greater or less than those shown.  The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan.  If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs.    These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest  $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests primarily in shares of other registered investment companies (the “underlying funds”) according to an asset allocation strategy developed by Madison Asset Management, LLC (“Madison”), the fund’s investment adviser, for investors planning to retire in or within a few years of 2030.  Over time, the fund’s asset allocation will become more conservative until it reaches approximately 15-30% in stock funds and 70-85% in bond funds.  The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.  Although the actual allocations may vary, the fund’s current asset allocation among asset classes and underlying funds is approximately:

0-10%	money market funds;
20-50%	U.S. and international bond funds;
0-15%	high income funds;
40-70%	U.S. stock funds;
5-25%	international stock funds; and
0-15%	other funds.

On a periodic basis, Madison will evaluate and sometimes revise the fund's asset allocations, including revising the asset class weightings and adding and/or removing underlying funds. Madison will also monitor the underlying funds on an ongoing basis and may increase or decrease the fund's investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, risk profile, and investment process.

Underlying funds in which the fund invests may include underlying funds advised by Madison and/or its affiliates, including MEMBERS Mutual Funds as well as funds within the Madison Mosaic Funds family (the “affiliated underlying funds”), as well as exchange traded funds (“ETFs”).  Generally, Madison will not invest more than 50% of the fund’s net assets, at the time of purchase, in affiliated underlying funds.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs.  Thus, the fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests.  Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund.  Accordingly, the fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.  You could lose money as a result of your investment.  Additional risks of owing the fund are as follows:

Asset Allocation Risk.  The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform compared to other funds with a similar investment objective.

Market and Financial Risk.  The fund  is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements.  The equity investments of underlying funds also subject the fund to financial risk, which is the risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the security’s value.

Income Volatility, Interest Rate Risk and Credit Risk.  The fund, through the underlying funds, is subject to income volatility, interest rate risk and credit risk.  Income volatility refers to the degree and speed with which changes in prevailing market interest rates diminish the level of current income from a portfolio of income-bearing securities.  Interest rate risk is the risk that the value of your investment will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the market value of income-bearing securities.  When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.  Credit risk is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due.

Non-Investment Grade Security Risk.  To the extent that the fund invests in underlying funds that invest in non-investment grade securities, the fund is subject to above-average credit, market and other risks.  Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain.  Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.

ETF Risks.  The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index.  Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.)  Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Foreign Security Risk.  Investments of underlying funds that invest in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets.  The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance.  Neither the bar chart nor the table reflect charges deducted in connection with variable contracts.  If these charges were reflected, returns would be less than those shown.  The fund’s past performance is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by calling 1-800-670-3600.  Index returns shown do not reflect fees, expenses or taxes.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class I Shares
Annual Return 2008	rr_AnnualReturn2008	(38.35%)
Annual Return 2009	rr_AnnualReturn2009	30.94%
Annual Return 2010	rr_AnnualReturn2010	9.56%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Calendar Quarter:	2Q 2009	16.77%
Worst Calendar Quarter:	4Q 2008	-21.65%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010
Target Retirement 2030 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[15]
Plus: Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%
Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.21%	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	558
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,236
Target Retirement 2030 Fund | Class I | Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.56%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.46%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007
Target Retirement 2030 Fund | Dow Jones Global Target 2030 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.60%
Since Inception	rr_AverageAnnualReturnSinceInception	0.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007
Target Retirement 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY TARGET RETIREMENT 2040 FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Target Retirement 2040 Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  Actual expenses may be greater or less than those shown.  The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan.  If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest  $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests primarily in shares of other registered investment companies (the “underlying funds”) according to an asset allocation strategy developed by Madison Asset Management, LLC (“Madison”), the fund’s investment adviser, for investors planning to retire in or within a few years of 2040.  Over time, the fund’s asset allocation will become more conservative until it reaches approximately 15-30% in stock funds and 70-85% in bond funds.  The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.  Although the actual allocations may vary, the fund’s current asset allocation among asset classes and underlying funds is approximately:

0-10%	money market funds;
10-40%	U.S. and international bond funds;
0-15%	high income funds;
50-80%	U.S. stock funds;
5-30%	international stock funds; and
0-15%	other funds.

On a periodic basis, Madison will evaluate and sometimes revise the fund's asset allocations, including revising the asset class weightings and adding and/or removing underlying funds. Madison will also monitor the underlying funds on an ongoing basis and may increase or decrease the fund's investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, risk profile, and investment process.

Underlying funds in which the fund invests may include underlying funds advised by Madison and/or its affiliates, including MEMBERS Mutual Funds as well as funds within the Madison Mosaic Funds family (the “affiliated underlying funds”), as well as exchange traded funds (“ETFs”).  Generally, Madison will not invest more than 50% of the fund’s net assets, at the time of purchase, in affiliated underlying funds.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs.  Thus, the fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests.  Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund.  Accordingly, the fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.  You could lose money as a result of your investment.  Additional risks of owing the fund are as follows:

Asset Allocation Risk.  The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform compared to other funds with a similar investment objective.

Market and Financial Risk.  The fund  is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements.  The equity investments of underlying funds also subject the fund to financial risk, which is the risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the security’s value.

Income Volatility, Interest Rate Risk and Credit Risk.  The fund, through the underlying funds, is subject to income volatility, interest rate risk and credit risk.  Income volatility refers to the degree and speed with which changes in prevailing market interest rates diminish the level of current income from a portfolio of income-bearing securities.  Interest rate risk is the risk that the value of your investment will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the market value of income-bearing securities.  When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.  Credit risk is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due.

Non-Investment Grade Security Risk.  To the extent that the fund invests in underlying funds that invest in non-investment grade securities, the fund is subject to above-average credit, market and other risks.  Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain.  Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.

ETF Risks.  The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index.  Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.)  Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Foreign Security Risk.  Investments of underlying funds that invest in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets.  The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance.  Neither the bar chart nor the table reflect charges deducted in connection with variable contracts.  If these charges were reflected, returns would be less than those shown.  The fund’s past performance is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by calling 1-800-670-3600.  Index returns shown do not reflect fees, expenses or taxes.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class I Shares
Annual Return 2008	rr_AnnualReturn2008	(41.65%)
Annual Return 2009	rr_AnnualReturn2009	31.64%
Annual Return 2010	rr_AnnualReturn2010	9.97%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Calendar Quarter:	2Q 2009	18.13%
Worst Calendar Quarter:	4Q 2008	-23.55%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010
Target Retirement 2040 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[13]
Plus: Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%
Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.21%	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	105
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	328
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	569
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,259
Target Retirement 2040 Fund | Class I | Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.97%
Since Inception	rr_AverageAnnualReturnSinceInception	(5.90%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007
Target Retirement 2040 Fund | Dow Jones Global Target 2040 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.64%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.66%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007
Target Retirement 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY TARGET RETIREMENT 2050 FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Target Retirement 2050 Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  Actual expenses may be greater or less than those shown.  The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan.  If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  Because the fund is new, there is no portfolio turnover to report as of the date of this prospectus.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest  $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests primarily in shares of other registered investment companies (the “underlying funds”) according to an asset allocation strategy developed by Madison Asset Management, LLC (“Madison”), the fund’s investment adviser, for investors planning to retire in or within a few years of 2050.  Over time, the fund’s asset allocation will become more conservative until it reaches approximately 15-30% in stock funds and 70-85% in bond funds.  The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.  Although the actual allocations may vary, the fund’s current asset allocation among asset classes and underlying funds is approximately:

0-10%	money market funds;
0-30%	U.S. and international bond funds;
0-15%	high income funds;
60-90%	U.S. stock funds;
10-30%	international stock funds; and
0-15%	other funds.

On a periodic basis, Madison will evaluate and sometimes revise the fund's asset allocations, including revising the asset class weightings and adding and/or removing underlying funds. Madison will also monitor the underlying funds on an ongoing basis and may increase or decrease the fund's investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, risk profile, and investment process.

Underlying funds in which the fund invests may include underlying funds advised by Madison and/or its affiliates, including MEMBERS Mutual Funds as well as funds within the Madison Mosaic Funds family (the “affiliated underlying funds”), as well as exchange traded funds (“ETFs”).  Generally, Madison will not invest more than 50% of the fund’s net assets, at the time of purchase, in affiliated underlying funds.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs.  Thus, the fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests.  Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund.  Accordingly, the fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.  You could lose money as a result of your investment.  Additional risks of owing the fund are as follows:

Asset Allocation Risk.  The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform compared to other funds with a similar investment objective.

Market and Financial Risk.  The fund  is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements.  The equity investments of underlying funds also subject the fund to financial risk, which is the risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the security’s value.

Income Volatility, Interest Rate Risk and Credit Risk.  The fund, through the underlying funds, is subject to income volatility, interest rate risk and credit risk.  Income volatility refers to the degree and speed with which changes in prevailing market interest rates diminish the level of current income from a portfolio of income-bearing securities.  Interest rate risk is the risk that the value of your investment will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the market value of income-bearing securities.  When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.  Credit risk is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due.

Non-Investment Grade Security Risk.  To the extent that the fund invests in underlying funds that invest in non-investment grade securities, the fund is subject to above-average credit, market and other risks.  Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain.  Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.

ETF Risks.  The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index.  Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.)  Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Foreign Security Risk.  Investments of underlying funds that invest in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets.  The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance – Performance information is not provided because the fund is new.
Target Retirement 2050 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[3]
Plus: Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%
Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	322
[1]	Annual fund operating expenses for Class II shares for period ended December 31, 2010 do not match the financial highlights table due to rounding.
[2]	Annual fund operating expenses for the period ended December 31, 2010 do not match the financial highlights table due to rounding.
[3]	Because the fund is new, other expenses and acquired fund fees and expenses are estimated for the current fiscal year.
[4]	Madison and the fund's distributor, Mosaic Funds Distributor, LLC ("MFD"), may waive fees and reimburse fund expenses, including management and 12b-1 fees, to the extent necessary to prevent a negative yield for Class I and Class II shares of the fund. Madison and/or MFD may modify or discontinue any voluntary waiver/reimbursement at any time. There is no guarantee that Class I or Class II shares of the fund will be able to avoid a negative yield.
[5]	Total annual fund operating expenses for Class I shares for period ended December 31, 2010 do not match the financial highlights table due to rounding.
[6]	Total annual fund operating expenses for Class II shares for period ended December 31, 2010 do not match the financial highlights table due to rounding.
[7]	Under a separate limited services agreement with the fund, the fund's investment adviser, Madison Asset Management, LLC ("Madison"), has agreed, for the period July 1, 2009 through June 30, 2011, to maintain the fund's expenses (other than brokerage commissions, Rule 12b-1 fees, acquired fund fees and extraordinary expenses) at no more than the amount of such expenses incurred by the fund for the fiscal year ended December 31, 2008. In effect, the agreement serves as a fee cap, capping fees at $1,035.
[8]	Under a separate limited services agreement with the fund, the fund's investment adviser, Madison Asset Management, LLC ("Madison"), has agreed, for the period July 1, 2009 through June 30, 2011, to maintain the fund's expenses (other than brokerage commissions, Rule 12b-1 fees, acquired fund fees and extraordinary expenses) at no more than the amount of such expenses incurred by the fund for the fiscal year ended December 31, 2008. In effect, the agreement serves as a fee cap, capping fees at $11,284.
[9]	Under a separate limited services agreement with the fund, the fund's investment adviser, Madison Asset Management, LLC ("Madison"), has agreed, for the period July 1, 2009 through June 30, 2011, to maintain the fund's expenses (other than brokerage commissions, Rule 12b-1 fees, acquired fund fees and extraordinary expenses) at no more than the amount of such expenses incurred by the fund for the fiscal year ended December 31, 2008. In effect, the agreement serves as a fee cap, capping fees at $11,456.
[10]	Under a separate limited services agreement with the fund, the fund's investment adviser, Madison Asset Management, LLC ("Madison"), has agreed, for the period July 1, 2009 through June 30, 2011, to maintain the fund's expenses (other than brokerage commissions, Rule 12b-1 fees, acquired fund fees and extraordinary expenses) at no more than the amount of such expenses incurred by the fund for the fiscal year ended December 31, 2008. In effect, the agreement serves as a fee cap, capping fees at $120,439.
[11]	Under a separate limited services agreement with the fund, the fund's investment adviser, Madison Asset Management, LLC ("Madison"), has agreed, for the period July 1, 2009 through June 30, 2011, to maintain the fund's expenses (other than brokerage commissions, Rule 12b-1 fees, acquired fund fees and extraordinary expenses) at no more than the amount of such expenses incurred by the fund for the fiscal year ended December 31, 2008. In effect, the agreement serves as a fee cap, capping fees at $14,749.
[12]	Under a separate limited services agreement with the fund, the fund's investment adviser, Madison Asset Management, LLC ("Madison"), has agreed, for the period July 1, 2009 through June 30, 2011, to maintain the fund's expenses (other than brokerage commissions, Rule 12b-1 fees, acquired fund fees and extraordinary expenses) at no more than the amount of such expenses incurred by the fund for the fiscal year ended December 31, 2008. In effect, the agreement serves as a fee cap, capping fees at $18,783.
[13]	Under a separate limited services agreement with the fund, the fund's investment adviser, Madison Asset Management, LLC ("Madison"), has agreed, for the period July 1, 2009 through June 30, 2011, to maintain the fund's expenses (other than brokerage commissions, Rule 12b-1 fees, acquired fund fees and extraordinary expenses) at no more than the amount of such expenses incurred by the fund for the fiscal year ended December 31, 2008. In effect, the agreement serves as a fee cap, capping fees at $213.
[14]	Under a separate limited services agreement with the fund, the fund's investment adviser, Madison Asset Management, LLC ("Madison"), has agreed, for the period July 1, 2009 through June 30, 2011, to maintain the fund's expenses (other than brokerage commissions, Rule 12b-1 fees, acquired fund fees and extraordinary expenses) at no more than the amount of such expenses incurred by the fund for the fiscal year ended December 31, 2008. In effect, the agreement serves as a fee cap, capping fees at $24,119.
[15]	Under a separate limited services agreement with the fund, the fund's investment adviser, Madison Asset Management, LLC ("Madison"), has agreed, for the period July 1, 2009 through June 30, 2011, to maintain the fund's expenses (other than brokerage commissions, Rule 12b-1 fees, acquired fund fees and extraordinary expenses) at no more than the amount of such expenses incurred by the fund for the fiscal year ended December 31, 2008. In effect, the agreement serves as a fee cap, capping fees at $245.
[16]	Under a separate limited services agreement with the fund, the fund's investment adviser, Madison Asset Management, LLC ("Madison"), has agreed, for the period July 1, 2009 through June 30, 2011, to maintain the fund's expenses (other than brokerage commissions, Rule 12b-1 fees, acquired fund fees and extraordinary expenses) at no more than the amount of such expenses incurred by the fund for the fiscal year ended December 31, 2008. In effect, the agreement serves as a fee cap, capping fees at $31,600.
[17]	Under a separate limited services agreement with the fund, the fund's investment adviser, Madison Asset Management, LLC ("Madison"), has agreed, for the period July 1, 2009 through June 30, 2011, to maintain the fund's expenses (other than brokerage commissions, Rule 12b-1 fees, acquired fund fees and extraordinary expenses) at no more than the amount of such expenses incurred by the fund for the fiscal year ended December 31, 2008. In effect, the agreement serves as a fee cap, capping fees at $337.
[18]	Under a separate limited services agreement with the fund, the fund's investment adviser, Madison Asset Management, LLC ("Madison"), has agreed, for the period July 1, 2009 through June 30, 2011, to maintain the fund's expenses (other than brokerage commissions, Rule 12b-1 fees, acquired fund fees and extraordinary expenses) at no more than the amount of such expenses incurred by the fund for the fiscal year ended December 31, 2008. In effect, the agreement serves as a fee cap, capping fees at $40,739.
[19]	Under a separate limited services agreement with the fund, the fund's investment adviser, Madison Asset Management, LLC ("Madison"), has agreed, for the period July 1, 2009 through June 30, 2011, to maintain the fund's expenses (other than brokerage commissions, Rule 12b-1 fees, acquired fund fees and extraordinary expenses) at no more than the amount of such expenses incurred by the fund for the fiscal year ended December 31, 2008. In effect, the agreement serves as a fee cap, capping fees at $71,315.
[20]	Under a separate limited services agreement with the fund, the fund's investment adviser, Madison Asset Management, LLC ("Madison"), has agreed, for the period July 1, 2009 through June 30, 2011, to maintain the fund's expenses (other than brokerage commissions, Rule 12b-1 fees, acquired fund fees and extraordinary expenses) at no more than the amount of such expenses incurred by the fund for the fiscal year ended December 31, 2008. In effect, the agreement serves as a fee cap, capping fees at $73,318.
[21]	Under a separate limited services agreement with the fund, the fund's investment adviser, Madison Asset Management, LLC ("Madison"), has agreed, for the period July 1, 2009 through June 30, 2011, to maintain the fund's expenses (other than brokerage commissions, Rule 12b-1 fees, acquired fund fees and extraordinary expenses) at no more than the amount of such expenses incurred by the fund for the fiscal year ended December 31, 2008. In effect, the agreement serves as a fee cap, capping fees at $76,596.
[22]	Under a separate limited services agreement with the fund, the fund's investment adviser, Madison Asset Management, LLC ("Madison"), has agreed, for the period July 1, 2009 through June 30, 2011, to maintain the fund's expenses (other than brokerage commissions, Rule 12b-1 fees, acquired fund fees and extraordinary expenses) at no more than the amount of such expenses incurred by the fund for the fiscal year ended December 31, 2008. In effect, the agreement serves as a fee cap, capping fees at $337.